As Filed With The Securities and Exchange Commission on April 30, 2001
                                                              File Nos.33-13179
                                                                       811-05099

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       / X /

                  Pre-Effective Amendment No. ___                      /   /

                  Post-Effective Amendment No. 20                      / X /

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        / X /

                             Amendment No. 21                          / X /

                        (Check appropriate box or boxes)

                           PIONEER MONEY MARKET TRUST
               (Exact Name of Registrant as Specified in Charter)

                60 State Street, Boston, Massachusetts       02109
               (Address of Principal Executive Offices)    (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

                    Joseph P. Barri, Esq., Hale and Dorr LLP,
                  60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

           ___      immediately upon filing pursuant to paragraph (b)
           _X_      on May 1, 2001 pursuant to paragraph (b)
           ___      60 days after filing pursuant to paragraph (a)(1)
           ___      on [date] pursuant to paragraph (a)(1)
           ___      75 days after filing pursuant to paragraph (a)(2)
           ___      on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities: Shares of Beneficial Interest, no par value

                                                      [PIONEER INVESTMENTS LOGO]

PIONEER

CASH RESERVES FUND

                                             CLASS A, CLASS B AND CLASS C SHARES
                                                         Prospectus, May 1, 2001


                               CONTENTS

                               Basic information about the fund                1
                               Management                                      4
                               Buying, exchanging and selling shares           5
                               Dividends, capital gains and taxes             21
                               Financial highlights                           22

                              Neither the Securities and Exchange Commission nor any state securities agency has approved the fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Contact your investment professional to discuss how the fund fits into your portfolio.

BASIC INFORMATION ABOUT THE FUND

INVESTMENT OBJECTIVE

High current income, preservation of capital and liquidity through investments in high-quality short-term securities.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to maintain a constant net asset value of $1.00 per share by investing in high-quality money market securities. The fund may invest more than 25% of its total assets in U.S. government securities and bank obligations.

The fund invests in U.S. government obligations and securities rated (at the time of purchase) in one of the two highest rating categories for short-term debt by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer Investment Management, Inc., the fund's investment adviser. If rating organizations differ in the rating assigned to a security, the fund will treat the security as having the higher rating if at least two rating organizations assigned that rating. If a rating organization downgrades the quality rating assigned to one or more of the fund's portfolio securities, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional high-quality securities as soon as it is prudent to do so.

The fund invests exclusively in securities with a maximum remaining maturity of 397 days from the date of settlement of the purchase and maintains a dollar-weighted average portfolio maturity of 90 days or less. The fund's investments may have fixed, floating or variable interest rates.

In selecting the fund's portfolio, Pioneer complies with the rating, maturity and diversification requirements applicable to money market funds. Within those limits, Pioneer's assessment of broad economic factors that are expected to affect economic activity and interest rates influence its securities selection. Pioneer also employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Even though the fund seeks to maintain a $1 share price, you could lose money on your investment or the fund could fail to generate high current income if:

- Interest rates go up, causing the value of the fund's investments to decline

- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded

- Pioneer's judgment about the credit quality, attractiveness or relative value of a particular security proves to be incorrect


[SIDEBAR]

MONEY MARKET SECURITIES

Money market securities include:

- Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

- Corporate debt securities

- Bank obligations

- Commercial paper

- Repurchase agreements

BASIC INFORMATION ABOUT THE FUND

THE FUND'S PAST PERFORMANCE

The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance varies from year to year.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

FUND PERFORMANCE

The chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B and Class C shares have different performance. The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return.

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 1.52%
(12/31/90 TO 3/31/91)
THE LOWEST CALENDAR QUARTERLY RETURN WAS 0.60%
(12/31/92 TO 3/31/93)
FOR THE CALENDAR QUARTER ENDED MARCH 31, 2001,
THE TOTAL RETURN WAS 1.25%

ANNUAL RETURN CLASS A SHARES

(Year ended December 31)

[CHART]

   '91      5.30
   '92      3.06
   '93      2.46
   '94      3.57
   '95      5.17
   '96      4.65
   '97      4.78
   '98      4.84
   '99      4.23
   '00      5.53

COMPARISON WITH THE 90-DAY TREASURY BILL


The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the 90-day Treasury bill. The fund's 7-day yield for the period December 22 to December 29, 2000 was:


Class A        - 5.76%
Class B        - 4.92%
Class C        - 4.55%

Please contact Pioneer at 1-800-225-6292 to obtain the fund's current 7-day yield. The table:

- Reflects sales charges applicable to the class

- Assumes that you sell your shares at the end of the period

- Assumes that you reinvest all of your dividends and distributions

AVERAGE ANNUAL TOTAL RETURN (%)
(for periods ended December 31, 2000)


                                                    SINCE   INCEPTION
                   1 YEAR   5 YEARS  10 YEARS   INCEPTION        DATE
---------------------------------------------------------------------
Class A              5.53      4.81      4.35        5.21     6/22/87
---------------------------------------------------------------------
Class B              0.64      3.76       n/a        3.84     3/31/95
---------------------------------------------------------------------
Class C              4.54       n/a       n/a        3.92     1/31/96
---------------------------------------------------------------------
90-day Treasury Bill  5.99     5.18      4.78        5.47*      --
---------------------------------------------------------------------


* Reflects the return of the 90-day Treasury bill since the inception of Class A shares. The return of the 90-day Treasury bill since the inception of Class B shares is 5.23% and since the inception of Class C shares is 5.20%.

FEES AND EXPENSES

These are the fees and expenses, based on the fund's latest fiscal year, you may pay if you invest in the fund.

SHAREOWNER FEES
PAID DIRECTLY FROM YOUR INVESTMENT
                                                       CLASS A   CLASS B    CLASS C
-----------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares
   as a percentage of offering price                      None      None       None
-----------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a percentage
   of offering price or the amount you receive when
   you sell shares, whichever is less                     None        4%         1%
-----------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
PAID FROM THE ASSETS OF THE FUND
as a percentage of average daily net assets            CLASS A   CLASS B    CLASS C
-----------------------------------------------------------------------------------
   Management Fee                                        0.40%     0.40%      0.40%
-----------------------------------------------------------------------------------
   Distribution and Service (12b-1) Fee                  0.15%     1.00%      1.00%
-----------------------------------------------------------------------------------
   Other Expenses                                        0.47%     0.46%      0.60%
-----------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     1.02%     1.86%      2.00%
-----------------------------------------------------------------------------------


EXAMPLE


This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                      IF YOU SELL YOUR SHARES           IF YOU DO NOT SELL YOUR SHARES
                ---------------------------------------------------------------------------
                                    NUMBER OF YEARS YOU OWN YOUR SHARES
                ---------------------------------------------------------------------------
                   1         3         5        10          1         3         5        10
-------------------------------------------------------------------------------------------
Class A         $104      $325     $ 563    $1,248       $104      $325    $  563    $1,248
-------------------------------------------------------------------------------------------
Class B          589       885     1,206     1,960        189       585     1,006     1,960
-------------------------------------------------------------------------------------------
Class C          303       627     1,078     2,327        203       627     1,078     2,327
-------------------------------------------------------------------------------------------

MANAGEMENT

PIONEER, THE FUND'S INVESTMENT ADVISER,
selects the fund's investments and oversees the fund's operations.

Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2000, assets under management were $103 billion worldwide, including over $21 billion in assets under management by Pioneer.

INVESTMENT ADVISER

Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

PORTFOLIO MANAGER

Day-to-day management of the fund's portfolio is the responsibility of a team of fixed income portfolio managers and analysts supervised by Kenneth J. Taubes. Mr. Taubes is responsible for overseeing Pioneer's U.S. and global fixed income team. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds. The fixed income team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.


Mr. Taubes and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

MANAGEMENT FEE

The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's annual fee is equal to 0.40% of the fund's average daily net assets. The fee is normally computed daily and paid monthly.

DISTRIBUTOR AND TRANSFER AGENT

Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneer Investment Management Shareholder Services, Inc. is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are affiliates of Pioneer.

BUYING, EXCHANGING AND SELLING SHARES

NET ASSET VALUE

The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

The fund generally values its portfolio securities using the amortized cost method. This valuation method assumes a steady rate of amortization of any premium or discount from the date of purchase until the maturity of each security.

You buy or sell shares at the share price. When you buy Class A shares, you do not pay a sales charge. When you sell Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.

CHOOSING A CLASS OF SHARES

The fund offers three classes of shares through this prospectus. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs.

Factors you should consider include:
- How long you expect to own the shares
- The expenses paid by each class
- Whether you qualify for any reduction or waiver of sales charges

Your investment professional can help you determine which class meets your goals. Your investment firm may receive different compensation depending upon which class you choose. If you are not a U.S. citizen and are purchasing shares outside the U.S., you may pay different sales charges under local laws and business practices.

DISTRIBUTION PLANS

The fund has adopted a distribution plan for each class of shares offered through this prospectus in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan the fund pays distribution and service fees to the distributor. Because these fees are an ongoing expense, over time they increase the cost of your investment and your shares may cost more than shares that are subject to other types of sales charges.


[SIDEBAR]

SHARE PRICE


The net asset value per share calculated on the day of your transaction, adjusted for any applicable sales charge.

BUYING, EXCHANGING AND SELLING SHARES

COMPARING CLASSES OF SHARES

                           CLASS A                   CLASS B                   CLASS C
------------------------------------------------------------------------------------------------------
WHY YOU MIGHT PREFER       You may prefer Class A    You may prefer Class B    You may prefer Class C
EACH CLASS                 shares if you do not      shares if you do not      shares if you do not
                           want to pay an initial    want to pay an initial    wish to pay an initial
                           or contingent deferred    sales charge, or if       sales charge and you
                           sales charge when you     you plan to hold your     would rather pay
                           buy your fund shares.     investment for at         higher annual expenses
                                                     least six years. Class    over time.
                                                     B shares are not
                                                     recommended if you are
                                                     investing $250,000 or
                                                     more.
------------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE       None, but you may pay     None                      None
                           a sales charge if you
                           exchange your shares
                           for the Class A shares
                           of another Pioneer
                           mutual fund.
------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED        None                      Up to 4% is charged if    A 1% charge if you
SALES CHARGES                                        you sell your shares.     sell your shares
                                                     The charge is reduced     within one year of
                                                     over time and not         purchase. Your
                                                     charged after six         investment firm may
                                                     years. Your investment    receive a commission
                                                     firm may receive a        from the distributor
                                                     commission from the       at the time of your
                                                     distributor at the        purchase of up to 1%.
                                                     time of your purchase
                                                     of up to 4%.
------------------------------------------------------------------------------------------------------
DISTRIBUTION AND           Up to 0.15% of average    Up to 1% of average       Up to 1% of average
SERVICE FEES               daily net assets.         daily net assets.         daily net assets.
------------------------------------------------------------------------------------------------------
ANNUAL EXPENSES            Lower than Class B or     Higher than Class A       Higher than Class A
(INCLUDING DISTRIBUTION    Class C.                  shares; Class B shares    shares; Class C shares
AND SERVICE FEES)                                    convert to Class A        do not convert to any
                                                     shares after eight        other class of shares.
                                                     years.                    You continue to pay
                                                                               higher annual expenses.
------------------------------------------------------------------------------------------------------
EXCHANGE PRIVILEGE         Class A shares of         Class B shares of         Class C shares of
                           other Pioneer mutual      other Pioneer mutual      other Pioneer mutual
                           funds.                    funds.                    funds.


SALES CHARGES: CLASS B SHARES

You buy Class B shares at net asset value per share without paying an initial sales charge. However, if you sell your Class B shares within six years of purchase, you will pay the distributor a contingent deferred sales charge. The contingent deferred sales charge decreases as the number of years since your purchase increases.


CONTINGENT DEFERRED SALES CHARGE
-------------------------------------------------
ON SHARES SOLD                          AS A % OF
BEFORE THE                  DOLLAR AMOUNT SUBJECT
END OF YEAR                   TO THE SALES CHARGE
-------------------------------------------------
  1                                            4
-------------------------------------------------
  2                                            4
-------------------------------------------------
  3                                            3
-------------------------------------------------
  4                                            3
-------------------------------------------------
  5                                            2
-------------------------------------------------
  6                                            1
-------------------------------------------------
  7+                                         -0-
-------------------------------------------------

CONVERSIONS TO CLASS A SHARES

Class B shares automatically convert into Class A shares. This helps you because Class A shares pay lower expenses.

Your Class B shares will convert to Class A shares at the beginning of the calendar month (calendar quarter for shares purchased before October 1, 1998) that is eight years after the date of purchase except that:
- Shares purchased by reinvesting dividends and capital gain distributions will convert to Class A shares at the same time as shares on which the dividend or distribution was paid
- Shares purchased by exchanging shares from another fund will convert on the date that the shares originally acquired would have converted into Class A shares

Currently, the Internal Revenue Service permits the conversion of shares to take place without imposing a federal income tax. Conversion may not occur if the Internal Revenue Service deems it a taxable event for federal tax purposes.

PAYING THE CONTINGENT DEFERRED SALES CHARGE (CDSC)

Several rules apply for Class B shares so that you pay the lowest possible
CDSC.
- The CDSC is calculated on the current market value or the original cost of the shares you are selling, whichever is less
- You do not pay a CDSC on reinvested dividends or distributions
- In determining the number of years since your purchase, all purchases are considered to have been made on the first day of that month (quarter for shares purchased before October 1, 1998)
- If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you have owned the longest
- You may qualify for a waiver of the CDSC normally charged. See "Qualifying for a reduced sales charge"


[SIDEBAR]

CONTINGENT DEFERRED SALES CHARGE
A sales charge that may be deducted from your sale proceeds.

BUYING, EXCHANGING AND SELLING SHARES

SALES CHARGES: CLASS C SHARES

You buy Class C shares at net asset value per share without paying an initial sales charge. However, if you sell your Class C shares within one year of purchase, you will pay the distributor a contingent deferred sales charge of 1% of the current market value or the original cost of the shares you are selling, whichever is less.


PAYING THE CONTINGENT DEFERRED SALES CHARGE (CDSC)

Several rules apply for Class C shares so that you pay the lowest possible
CDSC.

- The CDSC is calculated on the current market value or the original cost of the shares you are selling, whichever is less

- You do not pay a CDSC on reinvested dividends or distributions

- In determining the amount of time since your purchase, all purchases are considered to have been made on the first day of that month (quarter for shares purchased before October 1, 1998)

- If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you purchased most recently

- You may qualify for a waiver of the CDSC normally charged. See "Qualifying for a reduced sales charge"



[SIDEBAR]

CONTINGENT DEFERRED SALES CHARGE
A sales charge that may be deducted from your sale proceeds.

WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGES (CDSC)

CLASS B AND CLASS C SHARES
The distributor may waive or reduce the CDSC for Class B or Class C shares if:

- The distribution results from the death of all registered account owners or a participant in an employer-sponsored plan. For UGMAs, UTMAs and trust accounts, the waiver applies only upon the death of all beneficial owners;
- You become disabled (within the meaning of Section 72 of the Internal Revenue
  Code) after the purchase of the shares being sold. For UGMAs, UTMAs and trust accounts, the waiver only applies upon the disability of all beneficial owners;
- The distribution is made in connection with limited automatic redemptions as described in "Systematic withdrawal plans" (limited in any year to 10% of the value of the account in the fund at the time the withdrawal plan is established);
- The distribution is from any type of IRA, 403(b) or employer-sponsored plan described under Section 401(a) or 457 of the Internal Revenue Code and one of the following applies:
  - It is part of a series of substantially equal periodic payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary (limited in any year to 10% of the value of the participant's account at the time the distribution amount is established);

  - It is a required minimum distribution due to the attainment of age 701/2, in which case the distribution amount may exceed 10% (based solely on total plan assets held in Pioneer mutual funds);

  - It is rolled over to or reinvested in another Pioneer mutual fund in the same class of shares, which will be subject to the CDSC of the shares originally held;
  - It is in the form of a loan to a participant in a plan that permits loans (each repayment will be subject to a CDSC as though a new purchase);

- The distribution is to a participant in an employer-sponsored retirement plan described under Section 401(a) of the Internal Revenue Code or to a participant in an employer-sponsored 403(b) plan or employer-sponsored 457 plan if (i) your employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary and (ii) all participants in the plan who purchase shares of a Pioneer mutual fund do so through a single broker, dealer or other financial intermediary designated by your employer and is:

  - A return of excess employee deferrals or contributions;
  - A qualifying hardship distribution as described in the Internal Revenue Code. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held by Pioneer for all participants, reduced by the total of any prior distributions made in that calendar year;
  - Due to retirement or termination of employment. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held in a Pioneer mutual fund for all participants, reduced by the total of any prior distributions made in the same calendar year;

BUYING, EXCHANGING AND SELLING SHARES

  - From a qualified defined contribution plan and represents a participant's directed transfer, provided that this privilege has been preauthorized through a prior agreement with the distributor regarding participant directed transfers (not available to Class B shares);
- The distribution is made pursuant to the fund's right to liquidate or involuntarily redeem shares in a shareholder's account;
- The selling broker elects, with the distributor's approval, to waive receipt of the commission normally paid at the time of the sale.

OPENING YOUR ACCOUNT

If your shares are held in your investment firm's name, the options and services available to you may be different from those discussed in this prospectus. Ask your investment professional for more information.

If you invest in the fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in the fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

ACCOUNT OPTIONS

Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the transfer agent for account applications, account options forms and other account information:

PIONEER INVESTMENT MANAGEMENT
SHAREHOLDER SERVICES, INC.

P.O. Box 9014
Boston, Massachusetts 02205-9014
Telephone 1-800-225-6292


TELEPHONE TRANSACTION PRIVILEGES

If your account is registered in your name, you can buy, exchange or sell fund shares by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide the personal identification number for the account and sends you a written confirmation. The fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.

[SIDENOTE]
[GRAPHIC - PHONE]

By phone

If you want to place your telephone transaction by speaking to a shareowner services representative, call 1-800-225-6292 between 8:00 a.m. and 9:00 p.m. Eastern time on any weekday that the New York Stock Exchange is open. You may use FactFone-SM- at any time.

BUYING, EXCHANGING AND SELLING SHARES

[SIDENOTE]
[GRAPHIC - QUESTION MARK]

Consult your investment professional to learn more about buying, exchanging or selling fund shares.


GENERAL RULES ON BUYING, EXCHANGING AND SELLING YOUR FUND SHARES

SHARE PRICE

If you place an order with your investment firm before the New York Stock Exchange closes and your investment firm submits the order to the distributor prior to the distributor's close of business (usually 5:30 p.m. Eastern time), your share price will be calculated that day. Otherwise, your share price will be calculated at the close of the New York Stock Exchange after the distributor receives your order. Your investment firm is responsible for submitting your order to the distributor.

BUYING

You may buy fund shares from any investment firm that has a sales agreement with the distributor. If you do not have an investment firm, please call 1-800-225-6292 for information on how to locate an investment professional in your area.

You can buy fund shares at the offering price. The distributor may reject any order until it has confirmed the order in writing and received payment. The fund reserves the right to stop offering any class of shares.

MINIMUM INVESTMENT AMOUNTS

Your initial investment must be at least $1,000. Additional investments must be at least $100 for Class A shares and $500 for Class B or Class C shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm.

--------------------------------------------------------------------------------

RETIREMENT PLAN ACCOUNTS

You can purchase fund shares through tax-deferred retirement plans for individuals, businesses and tax-exempt organizations.

Your initial investment for most types of retirement plan accounts must be at least $250. Additional investments for most types of retirement plans must be at least $100.

You may not use the account application accompanying this prospectus to establish a Pioneer retirement plan. You can obtain retirement plan applications from your investment firm or by calling the Retirement Plans Department at 1-800-622-0176.
--------------------------------------------------------------------------------

EXCHANGING

You may exchange your shares for shares of the same class of another Pioneer mutual fund.

Your exchange request must be for at least $1,000 unless the fund you are exchanging into has a different minimum. The fund allows you to exchange your shares (except Class A shares purchased directly) at net asset value without charging you either an initial or contingent deferred sales charge at the time of the exchange. When you exchange Class A fund shares you acquired by investing directly in the fund, these shares will be subject any applicable initial or contingent deferred sales charge of the fund into which you are exchanging. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge.

Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.

SELLING

Your shares will be sold at net asset value per share next calculated after the fund receives your request in good order.

If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds. The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently sent a check to purchase the shares being sold, the fund may delay payment of the sale proceeds until your check has cleared. This may take up to 15 calendar days from the purchase date.

If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

[SIDENOTE]
[GRAPHIC - PILLAR]

You may have to pay income taxes on a sale or an exchange.

--------------------------------------------------------------------------------
GOOD ORDER MEANS THAT:

-    You have provided adequate instructions
-    There are no outstanding claims against your account
-    There are no transaction limitations on your account
- If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered
-    Your request includes a signature guarantee if you:
     -    Are selling over $100,000 or exchanging over $500,000 worth of shares
     -    Changed your account registration or address within the last 30 days
     - Instruct the transfer agent to mail the check to an address different from the one on your account
     -    Want the check paid to someone other than the account owner(s)
     - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration
--------------------------------------------------------------------------------

BUYING, EXCHANGING AND SELLING SHARES
CHECK WRITING PRIVILEGE

You may write a check to sell your shares, if you have established the checkwriting privilege. You may write a check for as little as $500 or as much as $250,000.

To establish the checkwriting privilege, complete a checkwriting form. The fund will then establish a checking account for you with The First National Bank of Omaha. About two weeks after you request checkwriting, the Bank will send your personalized checks to you.

Each time you write a check, the check will be presented to the Bank for payment. The Bank will instruct the fund to sell a sufficient number of shares to cover the amount of your check. The fund will sell shares in payment of a check at the net asset value next calculated after your check is presented to the Bank. You will receive any daily dividends declared on your shares until the day a check clears. You may not write a check to close your account because the value of your shares changes each day.

Your checking account with the Bank is subject to the Bank's rules and regulations governing checking accounts. If you do not have enough shares in your fund account to cover the amount of a check when the check is presented to the Bank for payment, the Bank will return your check to the presenter without making payment.

The checkwriting privilege is not available to accounts subject to backup withholding. The checkwriting privilege is generally not available to retirement plan accounts.

--------------------------------------------------------------------------------
BUYING SHARES
--------------------------------------------------------------------------------

THROUGH YOUR INVESTMENT FIRM

Normally, your investment firm will send your purchase request to the fund's transfer agent. CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION. Your investment firm may receive a commission from the distributor for your purchase of fund shares. The distributor or its affiliates may pay additional compensation, out of their own assets, to certain investment firms or their affiliates based on objective criteria established by the distributor.

--------------------------------------------------------------------------------
BY PHONE

YOU CAN USE THE TELEPHONE PURCHASE PRIVILEGE IF you have an existing non-retirement account or certain IRAs. You can purchase additional fund shares by phone if:

- You established your bank account of record at least 30 days ago
- Your bank information has not changed for at least 30 days
- You are not purchasing more than $25,000 worth of shares per account per day
- You can provide the proper account identification information

When you request a telephone purchase, the transfer agent will electronically debit the amount of the purchase from your bank account of record. The transfer agent will purchase fund shares for the amount of the debit at the offering price determined after the transfer agent receives your telephone purchase instruction and good funds. It usually takes three business days for the transfer agent to receive notification from your bank that good funds are available in the amount of your investment.

--------------------------------------------------------------------------------
IN WRITING,
BY MAIL
OR BY FAX

You can purchase fund shares for an existing fund account by MAILING A CHECK TO THE TRANSFER AGENT. Make your check payable to the fund. Neither initial nor subsequent investments should be made by third party check. Your check must be in U.S. dollars and drawn on a U.S. bank. Include in your purchase request the fund's name, the account number and the name or names in the account registration.

--------------------------------------------------------------------------------
EXCHANGING SHARES
--------------------------------------------------------------------------------

Normally, your investment firm will send your exchange request to the fund's transfer agent. CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION ABOUT EXCHANGING YOUR SHARES.

--------------------------------------------------------------------------------
After you establish your fund account, YOU CAN EXCHANGE FUND SHARES BY PHONE IF:
- You are using the exchange to establish a new account, provided the new account has a registration identical to the original account
- The fund into which you are exchanging offers the same class of shares
- You are not exchanging more than $500,000 worth of shares per account per day
- You can provide the proper account identification information

--------------------------------------------------------------------------------
You can exchange fund shares by MAILING OR FAXING A LETTER OF INSTRUCTION TO THE TRANSFER AGENT. You can exchange fund shares directly through the fund only if your account is registered in your name. However, you may not fax an exchange request for more than $500,000. Include in your letter:
- The name, social security number and signature of all registered owners
- A signature guarantee for each registered owner if the amount of the exchange is more than $500,000
- The name of the fund out of which you are exchanging and the name of the fund into which you are exchanging
- The class of shares you are exchanging
- The dollar amount or number of shares you are exchanging

BUYING, EXCHANGING AND SELLING SHARES

--------------------------------------------------------------------------------
SELLING SHARES
--------------------------------------------------------------------------------

THROUGH YOUR
INVESTMENT FIRM

Normally, your investment firm will send your request to sell shares to the fund's transfer agent. CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION. The fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. The fund reserves the right to terminate this procedure at any time.

--------------------------------------------------------------------------------
BY PHONE

YOU MAY SELL UP TO $100,000 PER ACCOUNT PER DAY. You may sell fund shares held in a retirement plan account by phone only if your account is an IRA. You may not sell your shares by phone if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

You may receive your sale proceeds:

- By check, provided the check is made payable exactly as your account is registered
- By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record

--------------------------------------------------------------------------------
IN WRITING,
BY MAIL
OR BY FAX

You can sell some or all of your fund shares by WRITING DIRECTLY TO THE FUND only if your account is registered in your name. Include in your request your name, your social security number, the fund's name, your fund account number, the class of shares to be sold, the dollar amount or number of shares to be sold and any other applicable requirements as described below. The transfer agent will send the sale proceeds to your address of record unless you provide other instructions. Your request must be signed by all registered owners and be in good order. The transfer agent will not process your request until it is received in good order. You may sell up to $100,000 per account per day by fax.

--------------------------------------------------------------------------------
HOW TO CONTACT US

BY PHONE  [GRAPHIC - PHONE]

For information or to request a telephone transaction between 8:00 a.m. and 9:00 p.m. (Eastern time) by speaking with a shareholder services representative call 1-800-225-6292
To request a transaction using FactFone-SM- call 1-800-225-4321
Telecommunications Device for the Deaf (TDD) 1-800-225-1997

BY MAIL  [GRAPHIC - MAIL]

Send your written instructions to:

PIONEER INVESTMENT MANAGEMENT
SHAREHOLDER SERVICES, INC.
P.O. Box 9014
Boston, Massachusetts 02205-9014


BY FAX [GRAPHIC - FAX]
Fax your exchange and sale requests to:
1-800-225-4240

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE

The fund and the distributor reserve the right to refuse any exchange request or restrict, at any time without notice, the number and/or frequency of exchanges to prevent abuses of the exchange privilege. Abuses include frequent trading in response to short-term market fluctuations and a pattern of trading that appears to be an attempt to "time the market." In addition, the fund and the distributor reserve the right, at any time without notice, to charge a fee for exchanges or to modify, limit or suspend the exchange privilege. The fund will provide 60 days' notice of material amendments to or termination of the privilege.

--------------------------------------------------------------------------------

ACCOUNT OPTIONS

See the account application form for more details on each of the following options.

AUTOMATIC INVESTMENT PLANS

You can make regular periodic investments in the fund by setting up monthly bank drafts, government allotments, payroll deductions, a Pioneer Investomatic Plan and other similar automatic investment plans. You may use an automatic investment plan to establish a Class A share account with a small initial investment. If you have a Class B or Class C share account and your balance is at least $1,000, you may establish an automatic investment plan.

AUTOMATIC EXCHANGES

You can automatically exchange your fund shares for shares of the same class of another Pioneer mutual fund. The automatic exchange will begin on the day you select when you complete the appropriate section of your account application or an account options form. In order to establish automatic exchange:

- You must select exchanges on a monthly or quarterly basis
- Both the originating and receiving accounts must have identical registrations
- The originating account must have a minimum balance of $5,000

DISTRIBUTION OPTIONS

The fund offers two distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in a monthly check.

You may also direct that the dividend checks be paid to another person or to an address other than your address of record. You must provide a signature guarantee if you make this election after you open your account.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.

BUYING, EXCHANGING AND SELLING SHARES

DIRECTED DIVIDENDS

You can invest the dividends paid by one of your Pioneer mutual fund accounts in a second Pioneer mutual fund account. The value of your second account must be at least $1,000 ($500 for Pioneer Fund or Pioneer Value Fund). You may direct the investment of any amount of dividends. There are no fees or charges for directed dividends. If you have a retirement plan account, you may only direct dividends to accounts with identical registrations.

SYSTEMATIC WITHDRAWAL PLANS

When you establish a systematic withdrawal plan for your account, the transfer agent will sell the number of fund shares you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic transfer to a bank account you designate.

To establish a systematic withdrawal plan:


- Your account must have a total value of at least $10,000 when you establish your plan
- You must request a periodic withdrawal of at least $50
- You may not request a periodic withdrawal of more than 10% of the value of any Class B or Class C share account (valued at the time the plan is implemented)

Systematic sales of fund shares may be taxable transactions for you. If you purchase Class A shares while you are making systematic withdrawals from your account, you may pay unnecessary sales charges.

DIRECT DEPOSIT

If you elect to take dividends or dividends and capital gain distributions in cash, or if you establish a systematic withdrawal plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account.

VOLUNTARY TAX WITHHOLDING

You may have the transfer agent withhold 28% of the dividends and capital gain distributions paid from your fund account (before any reinvestment) and forward the amount withheld to the Internal Revenue Service as a credit against your federal income taxes. Voluntary tax withholding is not available for retirement plan accounts or for accounts subject to backup withholding.

SHAREOWNER SERVICES

PIONEER WEBSITE
WWW.PIONEERFUNDS.COM

The website includes a full selection of information on mutual fund investing. You can also use the website to get:

- Your current account information
- Prices, returns and yields of all publicly available Pioneer mutual funds
- Prospectuses for all the Pioneer mutual funds
- A copy of Pioneer's privacy notice

FACTFONE-SM- 1-800-225-4321
You can use FactFone-SM- to:
- Obtain current information on your Pioneer mutual fund accounts
- Inquire about the prices and yields of all publicly available Pioneer mutual funds
- Make computer-assisted telephone purchases, exchanges and redemptions for your fund accounts
- Request account statements

If you plan to use FactFone-SM- to make telephone purchases and redemptions, first you must activate your personal identification number and establish your bank account of record. If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFone-SM-.

HOUSEHOLD DELIVERY OF FUND DOCUMENTS

With your consent, Pioneer may send a single proxy statement, prospectus and shareholder report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by notifying Pioneer, by phone or in writing (see "How to contact us"). Pioneer will begin mailing separate proxy statements, prospectuses and shareholder reports to you within 30 days after receiving your notice.

CONFIRMATION STATEMENTS

The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.

TAX INFORMATION

In January of each year, the fund will mail you information about the tax status of the dividends and distributions paid to you by the fund.

TDD 1-800-225-1997

If you have a hearing disability and access to TDD keyboard equipment, you can contact our telephone representatives with questions about your account by calling our TDD number between 8:30 a.m. and 5:30 p.m. Eastern time any weekday that the New York Stock Exchange is open.


PRIVACY


The fund has a policy that protects the privacy of your personal information. A copy of Pioneer's privacy notice accompanies this prospectus. The fund will send you a copy of the privacy notice each year. You may also obtain the privacy notice by calling the transfer agent or through Pioneer's website.

BUYING, EXCHANGING AND SELLING SHARES

SHAREOWNER ACCOUNT POLICIES

SIGNATURE GUARANTEES AND OTHER
REQUIREMENTS

You are required to obtain a signature guarantee when you are:
- Requesting certain types of exchanges or sales of fund shares
- Redeeming shares for which you hold a share certificate
- Requesting certain types of changes for your existing account

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.

MINIMUM ACCOUNT SIZE

The fund requires that you maintain a minimum account value of $500. If you hold less than the minimum in your account because you have sold or exchanged some of your shares, the fund will notify you of its intent to sell your shares and close your account. You may avoid this by increasing the value of your account to at least the minimum within six months of the notice from the fund.

TELEPHONE ACCESS

You may have difficulty contacting the fund by telephone during times of market volatility or disruption in telephone service. On New York Stock Exchange holidays or on days when the exchange closes early, the telephone center will adjust its hours accordingly. If you are unable to reach the fund by telephone, you should communicate with the fund in writing.

SHARE CERTIFICATES

Normally, your shares will remain on deposit with the transfer agent and certificates will not be issued. If you are legally required to obtain a certificate, you may request one for your Class A shares only. A fee may be charged for this service.

OTHER POLICIES

The fund may suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the fund to sell or value its portfolio securities or with the permission of the Securities and Exchange Commission.

The fund or the distributor may revise, suspend or terminate the account options and services available to shareowners at any time.

The fund reserves the right to redeem in kind by delivering portfolio securities to a redeeming shareowner, provided that the fund must pay redemptions in cash if a shareowner's aggregate redemptions in a 90-day period are less than $250,000 or 1% of the fund's net assets.

DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS AND CAPITAL GAINS

Each day the fund declares substantially all of its net investment income as a dividend to shareowners of record as of 4:00 p.m. Eastern time. You begin earning dividends on the first business day after the fund is credited with same day fund for your purchase. If your payment is wired to the fund custodian's federal wire address by 4:00 p.m., you will also receive dividends declared that day. Dividends are accrued each day and paid on the last business day of the month. The fund generally pays any distributions of short-term capital gains in November. The fund may also pay dividends and distributions at other times if necessary for the fund to avoid federal income or excise tax.

TAXES

For federal income tax purposes, your distributions from the fund's net long-term capital gains are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Dividends and short-term capital gain distributions are taxable as ordinary income. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares. When you sell or exchange fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. In January of each year the fund will mail to you information about your dividends, distributions and any shares you sold in the previous calendar year.

You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 31% "backup withholding" tax from your dividends and distributions, sale proceeds and any other payments to you.

You should ask your tax adviser about any federal and state tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult the fund's statement of additional information for a more detailed discussion of federal income tax considerations that may affect the fund and its shareowners.

[SIDENOTE]
[GRAPHIC - PILLAR]

Sales and exchanges may be taxable transactions to shareowners.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE HELPS YOU UNDERSTAND
(the fund's financial performance for the past five years.)


Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Arthur Andersen LLP, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request.

PIONEER CASH RESERVES FUND
CLASS A SHARES



                                                                     FOR THE YEAR ENDED DECEMBER 31
                                                  --------------------------------------------------------------------------
                                                       2000            1999            1998            1997            1996
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                                  --------------------------------------------------------------------------
Increase (decrease) from investment operations:

   Net investment income (loss)                   $      0.05     $      0.04     $      0.05     $      0.05     $      0.05
                                                  --------------------------------------------------------------------------
Distributions to shareholders:
   Net investment income                                (0.05)          (0.04)          (0.05)          (0.05)          (0.05)
                                                  --------------------------------------------------------------------------
Net asset value, end of period                    $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                                  ==========================================================================

Total return*                                            5.53%           4.23%           4.84%           4.78%           4.65%
RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average net assets+             1.02%           1.01%           0.88%           0.94%           0.91%
Ratio of net investment income (loss)
   to average net assets+                                5.36%           4.11%           4.61%           4.62%           4.50%
Net assets, end of period (in thousands)          $   242,861     $   287,126     $   250,318     $   209,041     $   189,346
Ratios assuming no waiver of management fees
   and assumption of expenses by Pioneer and
   no reduction for fees paid indirectly:
   Net expenses                                          1.02%           1.01%           0.88%           0.98%           1.05%
   Net investment income (loss)                          5.36%           4.11%           4.61%           4.58%           4.36%
Ratios assuming waiver of management fees and
   assumption of expenses by Pioneer
   and reduction for fees paid indirectly:

   Net expenses                                          0.94%           0.95%           0.77%           0.87%           0.85%
   Net investment income (loss)                          5.44%           4.17%           4.72%           4.69%           4.56%
----------------------------------------------------------------------------------------------------------------------------


* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

+ Ratios assuming no reduction for fees paid indirectly.

PIONEER CASH RESERVES FUND
CLASS B SHARES



                                                                     FOR THE YEAR ENDED DECEMBER 31
                                                  --------------------------------------------------------------------------
                                                      2000           1999            1998          1997          1996
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                  --------------------------------------------------------------------------
Increase (decrease) from investment operations:

   Net investment income (loss)                   $     0.05     $     0.03     $     0.04     $     0.04     $     0.04
                                                  --------------------------------------------------------------------------
Distributions to shareholders:
   Net investment income                               (0.05)         (0.03)         (0.04)         (0.04)         (0.04)
                                                  --------------------------------------------------------------------------
Net asset value, end of period                    $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                  ==========================================================================

Total return*                                           4.64%          3.36%          3.96%          3.89%          3.82%
RATIOS/SUPPLEMENTAL DATA

Ratio of net expenses to average net assets+            1.86%          1.83%          1.67%          1.75%          1.75%
Ratio of net investment income (loss)
   to average net assets+                               4.49%          3.33%          3.79%          3.85%          3.66%
Net assets, end of period (in thousands)          $   34,693     $   67,184     $   39,639     $   32,477     $   10,342
Ratios assuming no waiver of management fees
   by Pioneer and no reduction for fees paid
   indirectly:
   Net expenses                                         1.86%          1.83%          1.67%          1.78%          1.88%
   Net investment income (loss)                         4.49%          3.33%          3.79%          3.82%          3.53%
Ratios assuming waiver of management fees by
   Pioneer and reduction for fees paid
   indirectly:

   Net expenses                                         1.80%          1.80%          1.60%          1.70%          1.67%
   Net investment income (loss)                         4.55%          3.36%          3.86%          3.90%          3.74%
----------------------------------------------------------------------------------------------------------------------------


* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each year and no sales charges. Total return would be reduced if sales charges were taken into account.

+ Ratios assuming no reduction for fees paid indirectly.

FINANCIAL HIGHLIGHTS

PIONEER CASH RESERVES FUND
CLASS C SHARES


                                                                                                                       JANUARY 31,
                                                                                                                          1996
                                                                       FOR THE YEAR ENDED DECEMBER 31                    THROUGH
                                                          ---------------------------------------------------------    DECEMBER 31,
                                                              2000           1999           1998            1997          1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                          --------------------------------------------------------------------------
Increase (decrease) from investment operations:

   Net investment income (loss)                           $     0.04     $     0.03     $     0.04     $     0.04     $     0.03
                                                          --------------------------------------------------------------------------
Distributions to shareholders:
   Net investment income                                       (0.04)         (0.03)         (0.04)         (0.04)         (0.03)
                                                          --------------------------------------------------------------------------
Net asset value, end of period                            $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                          ==========================================================================
Total return*                                                   4.54%          3.34%          4.12%          3.96%          3.35%
RATIOS/SUPPLEMENTAL DATA

Ratio of net expenses to average net assets+                    2.00%          1.76%          1.66%          1.79%          1.84%**
Ratio of net investment income (loss)
    to average net assets+                                      4.27%          3.41%          3.79%          3.84%          3.61%**
Net assets, end of period (in thousands)                  $   11,195     $   16,968     $   18,316     $    7,537     $      912
Ratios assuming no waiver of management fees
   by Pioneer and no reduction for fees paid
   indirectly:
   Net expenses                                                 2.00%          1.76%          1.66%          1.81%          1.95%**
   Net investment income (loss)                                 4.27%          3.41%          3.79%          3.82%          3.50%**
Ratios assuming waiver of management fees by
   Pioneer and reduction for fees paid
   indirectly:

   Net expenses                                                 1.87%          1.72%          1.38%          1.62%          1.77%**
   Net investment income (loss)                                 4.40%          3.45%          4.07%          4.01%          3.68%**
----------------------------------------------------------------------------------------------------------------------------


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.

                                     NOTES

PIONEER

CASH RESERVES FUND


YOU CAN OBTAIN MORE FREE INFORMATION about the fund from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

SHAREOWNER REPORTS

Annual and semiannual reports to shareowners provide information about the fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

VISIT OUR WEBSITE

www.pioneerfunds.com

You can also review the fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-05099)


[LOGO]
PIONEER FUNDS DISTRIBUTOR, INC.
60 STATE STREET
BOSTON, MA 02109

www.pioneerfunds.com


                                                                  1289-00-0401

                                            (C)Pioneer Funds Distributor, Inc.

                           PIONEER MONEY MARKET TRUST
                           PIONEER CASH RESERVES FUND

                                 60 State Street
                           Boston, Massachusetts 02109

                       STATEMENT OF ADDITIONAL INFORMATION

                       CLASS A, CLASS B AND CLASS C SHARES

                                   MAY 1, 2001

This statement of additional information is not a prospectus. It should be read in conjunction with the fund's prospectus dated May 1, 2001, as supplemented or revised from time to time. A copy of the prospectus can be obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the fund at 60 State Street, Boston, Massachusetts 02109. You can also obtain a copy of the fund's prospectus from our website at: www.pioneerfunds.com. The fund's financial statements for the fiscal year ended December 31, 2000 are incorporated into this statement of additional information by reference. The most recent annual report to shareholders is attached to this statement of additional information.
                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
1.   Fund History.............................................................2
2.   Investment Policies, Risks and Restrictions..............................2
3.   Management of the Fund..................................................10
4.   Investment Adviser......................................................13
5.   Principal Underwriter and Distribution Plans............................15
6.   Shareholder Servicing/Transfer Agent....................................19
7.   Custodian...............................................................19
8.   Independent Public Accountants..........................................19
9.   Portfolio Transactions..................................................19
10.  Description of Shares...................................................20
11.  Sales Charges...........................................................22
12.  Redeeming Shares........................................................24
13.  Telephone Transactions..................................................25
14.  Pricing of Shares.......................................................26
15.  Tax Status..............................................................27
16.  Investment Results......................................................29
17.  Financial Statements....................................................31
18.  Appendix A - Annual Fee, Expense and Other Information..................32
19.  Appendix B - Description of Short-term Debt, Corporate Bond and Preferred Stock Ratings.............................................35
20.  Appendix C - Performance Statistics.....................................41
21.  Appendix D - Other Pioneer Information..................................58

1.   FUND HISTORY

The fund is a diversified open-end management investment company. The fund originally was organized as a Massachusetts business trust on March 31, 1987 and was reorganized as a Delaware business trust on March 30, 1995. The fund is a series of the Pioneer Money Market Trust.

2.   INVESTMENT POLICIES, RISKS AND RESTRICTIONS

The prospectus presents the investment objective and the principal investment strategies and risks of the fund. This section supplements the disclosure in the fund's prospectus and provides additional information on the fund's investment policies or restrictions. Restrictions or policies stated as a maximum percentage of the fund's assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable (other than the limitations on borrowing and illiquid securities). Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the fund's restrictions and policies.

PRIMARY INVESTMENTS

Under normal circumstances, the fund invests in high quality money market securities with a maximum remaining maturity of 397 days from the date of settlement of the purchase, and which result in the fund maintaining a dollar-weighted average maturity of 90 days or less.

The fund may not invest more than 5% of its total assets (taken at amortized cost) in securities issued by or subject to puts from any one issuer (except U.S. government securities and repurchase agreements collateralized by such securities). The fund will not invest more than 5% of its total assets in securities that, although of high quality, have not been rated in the highest short-term rating category by at least two rating agencies (or if rated by only one rating agency, by that rating agency or, if unrated, determined to be of equivalent credit quality by Pioneer Investment Management, Inc. ("Pioneer"), the fund's investment adviser, provided that within this 5% limitation, the fund will not invest more than the greater of 1% or $1 million of its total assets in the securities (other than U.S. government securities) of any one issuer.


MONEY MARKET INSTRUMENTS

The fund may invest in short term money market instruments including commercial bank obligations and commercial paper denominated in U.S. currency. The fund's investment in commercial bank obligations include certificates of deposit ("CDs"), time deposits ("TDs") and bankers' acceptances. Obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers.

The fund's investments in commercial paper consist of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The fund may also invest in variable amount master demand notes (which is a type of commercial paper) which represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. To the extent the fund invests in master demand notes, these investments will be included in the fund's limitation on illiquid securities.

CERTIFICATES OF DEPOSIT. The fund may invest in certificates of deposit of large domestic banks and savings and loan associations and non-U.S. banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), including foreign branches of such domestic banks, and of smaller banks as described below.


Although the fund's investment adviser recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. The fund may invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets not in excess of $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. government, (ii) at no time will the fund hold more than $100,000 principal amount of certificates of deposit of any one such bank and
(iii) at the time of acquisition, no more than 10% of the fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

INVESTMENT IN NON-U.S. BANK OBLIGATIONS

Investment in obligations of foreign branches of domestic banks and of non-U.S. banks involves investment risks that are different in some respects from those associated with investment in obligations issued by domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank or a non-U.S. bank.

DEBT SECURITIES RATING CRITERIA

High quality debt securities are those rated "AAA" or higher by Standard & Poor's Ratings Group ("Standard & Poor's"), "Aaa" or higher by Moody's Investors Service, Inc. ("Moody's"), or the equivalent rating of other national statistical rating organizations or determined to be of equivalent credit quality by Pioneer. High quality commercial paper is rated "A-1" or higher by Standard & Poor's, "Prime-1" or higher by Moody's, or the equivalent rating of other national statistical rating organizations or determined to be of equivalent credit quality by Pioneer. See Appendix B for a description of rating categories.

U.S. GOVERNMENT SECURITIES

U.S. government securities in which the fund invests include debt obligations issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987). Some U.S. government securities, such as U.S. Treasury bills,

Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to non-U.S. governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.


U.S. government securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. The fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the fund's distribution obligations, in which case the fund will forego the purchase of additional income producing assets with these funds. Zero coupon U.S. government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

ECONOMIC MONETARY UNION (EMU)

On January 1, 1999, 11 European countries adopted a single currency - the Euro. The conversion to the Euro is being phased in over a three-year period. For participating countries, EMU means sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets. This may affect the fund to the extent it invests in obligations of foreign branches of U.S. banks.

MORTGAGE-BACKED SECURITIES

The fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, and mortgage derivative securities such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), interest only mortgage-backed securities and principal only mortgage-backed securities and other types of "mortgage-backed securities" that may be available in the future. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities' effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the fund's portfolio at the time the fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If the fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the fund's principal investment to the extent of the premium paid.

The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

GUARANTEED MORTGAGE PASS-THROUGH SECURITIES. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. government or one of its agencies or instrumentalities, including but not limited to GNMA, FNMA and FHLMC. GNMA certificates are guaranteed by the full faith and credit of the U.S. government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Because there are no direct or indirect government or agency guarantees of payments in pools created by such non-governmental issuers, they generally offer a higher rate of interest than government and government-related pools. Timely payment of interest and principal of these pools may be supported by insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Mortgage-related securities without insurance or guarantees may be purchased if Pioneer determines that the securities meet the fund's quality standards. Mortgage-related securities issued by certain private organizations may not be readily marketable.

MULTIPLE-CLASS PASS-THROUGH SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. government agencies and instrumentalities as well as private issuers. REMICs are CMO vehicles that qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invest in mortgages principally secured by interests in real property and other investments permitted by the Code. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

STRIPPED MORTGAGE-BACKED SECURITIES. SMBS are multiple-class mortgage-backed securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The fund invests in SMBS that are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Although the market for these securities is increasingly liquid, Pioneer may determine that certain stripped mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities are not readily marketable. If so, these securities, together with privately-issued stripped mortgage-backed securities, will be considered illiquid for purposes of the fund's limitation on investments in illiquid securities. The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities.

The fund also may invest in planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds which involve less exposure to prepayment, extension and interest rate risks than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

RISK FACTORS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES. Investing in mortgage-backed securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. However, due to adverse tax consequences under current tax laws, the fund does not intend to acquire "residual" interests in REMICs. Further, the yield characteristics of mortgage-backed securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates of the underlying instrument, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental, agency or other guarantee. When the fund reinvests amounts representing payments and unscheduled prepayments of principal, it may obtain a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, mortgage-backed securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

ASSET-BACKED SECURITIES

The fund may invest in asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or trust providing the credit support or enhancement.

ILLIQUID SECURITIES

The fund will not invest more than 10% of its net assets in illiquid and other securities that are not readily marketable. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (the "1933 Act"), are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by Pioneer. Pioneer determines the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board of Trustees. The Board of Trustees monitors Pioneer's application of these guidelines and procedures. The inability of the fund to dispose of illiquid investments readily or at reasonable prices could impair the fund's ability to raise cash for redemptions or other purposes. If the fund sold restricted securities other than pursuant to an exception from registration under the 1933 Act such as Rule 144A, it may be deemed to be acting as an underwriter and subject to liability under the 1933 Act.

REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which the fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the fund's purchase price, with the difference being income to the fund. Under the direction of the Board of Trustees, Pioneer reviews and monitors the creditworthiness of any institution which enters into a repurchase agreement with the fund. The counterparty's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Collateral is held by the fund's custodian in a segregated, safekeeping account for the benefit of the fund. Repurchase agreements afford the fund an opportunity to earn income on temporarily available cash at low risk. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and the fund has not perfected a security interest in the security, the fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the fund would be at risk of losing some or all of the principal and interest involved in the transaction.

ASSET SEGREGATION

The 1940 Act requires that the fund segregate assets in connection with certain types of transactions that may have the effect of leveraging the fund's portfolio. If the fund enters into a transaction requiring segregation, such as a forward commitment, the custodian or Pioneer will segregate liquid assets in an amount required to comply with the 1940 Act. Such segregated assets will be valued at market daily. If the aggregate value of such segregated assets declines below the aggregate value required to satisfy the 1940 Act, additional liquid assets will be segregated.

PORTFOLIO INSURANCE

The fund has acquired an insurance policy that protects the fund from certain types of losses incurred with respect to its portfolio securities. The policy generally covers losses arising from the non-payment of principal or interest on the fund's portfolio securities or the bankruptcy or insolvency of the issuer of the securities. The policy does not cover losses arising from changes in the market value of the fund's investments. The policy provides for thresholds that must be exceeded before a loss is recoverable under the policy and for a maximum amount recoverable by the fund in any year. The purpose of the insurance policy is to partially protect the fund against such losses. However, the fund must pay a premium to obtain such coverage, which premium may exceed the amount, if any, recovered by the fund under the policy. The policy does not guarantee that the fund will not incur losses or be able to maintain a constant price per share of $1. The fund may discontinue such insurance coverage at any time.

INVESTMENT RESTRICTIONS

In compliance with an informal position taken by the staff of the SEC regarding leverage, the fund will not purchase securities during the coming year at any time that outstanding borrowings exceed 5% of the fund's total assets.

The fund will not (i) pledge, mortgage or hypothecate its portfolio securities if at the time of such action the value of the securities so pledged, mortgaged or hypothecated would exceed 10% of the value of the fund, or (ii) buy or sell real estate, except that the fund may acquire or lease office space for its own use, invest in securities of issuers that invest in real estate or interests therein, invest in securities that are secured by real estate or interests therein, invest in real estate limited partnerships, purchase and sell mortgage-related securities and hold and sell real estate acquired by the fund as a result of the ownership of securities. Policies in this paragraph may be changed by the Trustees without shareholder approval or notification.

FUNDAMENTAL INVESTMENT RESTRICTIONS. The fund has adopted certain fundamental investment restrictions which, along with the fund's investment objective, may not be changed without the affirmative vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the fund. For this purpose, a majority of the outstanding shares of the fund means the vote of the lesser of:

1. 67% or more of the shares represented at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or

2.   more than 50% of the outstanding shares of the fund.

The fund may not:

(1) except with respect to investments in obligations of (a) the U.S. government, its agencies, authorities or instrumentalities and (b) domestic banks, purchase any security if, as a result (i) more than 5% of the assets of the fund would be in the securities of any one issuer, or (ii) more than 25% of its assets would be in a particular industry;

(2) borrow money, except from banks for extraordinary purposes or to meet redemptions in amounts not exceeding 33 1/3% of its total assets (including the amount borrowed). The fund does not intend to borrow money during the coming year;

(3)  make short sales of securities;

(4)  purchase securities on margin;

(5) write, purchase or otherwise invest in any put, call, straddle or spread option or buy or sell real estate, commodities or commodity futures contracts or invest in oil, gas or mineral exploration or development programs;

(6) make loans to any person, except by (a) the purchase of a debt obligation in which the fund is permitted to invest and (b) engaging in repurchase agreements;

(7) purchase the securities of other investment companies or investment trusts, unless they are acquired as part of a merger, consolidation or acquisition of assets;

(8) act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities;

(9)  invest in companies for the purpose of exercising control or management; or

(10) issue senior securities, except that the issuance of multiple classes of shares, in accordance with a statute, regulation or order of the SEC, shall not constitute the issuance of a senior security.

The term "person" as used in fundamental investment restriction no. 6 includes institutions as well as individuals.

3.   MANAGEMENT OF THE FUND

The fund's Board of Trustees provides broad supervision over the affairs of the fund. The officers of the fund are responsible for the fund's operations. The Trustees and executive officers of the fund are listed below, together with their principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the fund within the meaning of the 1940 Act.


JOHN F. COGAN, JR.*, CHAIRMAN OF THE BOARD, PRESIDENT AND TRUSTEE, DOB: JUNE
1926
Director-Deputy Chairman of Pioneer Global Asset Management S.p.A.
("PGAM"); Non-Executive Chairman and a Director of Pioneer Investment Management USA Inc. ("PIM-USA"); Chairman and a Director of Pioneer and Pioneer Global Funds Distributor, Ltd.; President and Director of Pioneer International Corporation ("PIntl"); Member of the Supervisory Board of Pioneer Fonds Marketing GmbH, Pioneer First Polish Investment Fund Joint Stock Company ("Pioneer First Polish"), Pioneer Czech Investment Company, a.s. ("Pioneer Czech") and Pioneer Universal Pension Fund Company; Chairman, President and Trustee of all of the Pioneer mutual funds; Director of Pioneer America Fund Plc, Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer Euro Reserve Fund Plc, Pioneer European Equity Fund Plc, Pioneer Emerging Europe Fund Plc, Pioneer Greater Asia Fund Plc, Pioneer U.S. Growth Fund Plc, Pioneer U.S. High Yield Fund Plc and Pioneer US Real Estate Fund Plc; and Of Counsel, Hale and Dorr LLP (counsel to PIM-USA and the fund).


MARY K. BUSH, TRUSTEE, DOB: APRIL 1948
4201 CATHEDRAL AVENUE, NW, WASHINGTON, DC 20016
President, Bush & Co. (international financial advisory firm);
Director and/or Trustee of Mortgage Guaranty Insurance Corporation, Hoover Institution, March of Dimes, Texaco, Inc., R.J. Reynolds Tobacco Holdings, Inc. and Brady Corporation (industrial identification and specialty coated material products manufacturer); Advisory Board Member, Washington Mutual Investors Fund (registered investment company); and Trustee of all of the Pioneer mutual funds.


RICHARD H. EGDAHL, M.D., TRUSTEE, DOB: DECEMBER 1926
BOSTON UNIVERSITY HEALTHCARE ENTREPRENEURSHIP PROGRAM, 53 BAY STATE
ROAD, BOSTON, MA 02215
Alexander Graham Bell Professor of Health Care Entrepreneurship, Boston University; Professor of Management, Boston University School of Management; Professor of Public Health, Boston University School of Public Health; Professor of Surgery, Boston University School of Medicine; University Professor, Boston University; Director, Boston University Health Policy Institute, University Program for Health Care Entrepreneurship; Trustee, Boston Medical Center; and Trustee of all of the Pioneer mutual funds.


MARGARET B.W. GRAHAM, TRUSTEE, DOB: MAY 1947
THE KEEP, P.O. BOX 110, LITTLE
DEER ISLE, ME 04650
Founding Director, The Winthrop Group, Inc. (consulting firm); and Trustee of all of the Pioneer mutual funds.


MARGUERITE A. PIRET, TRUSTEE, DOB: MAY 1948
ONE BOSTON PLACE, 26TH FLOOR, BOSTON, MA 02108

President, Newbury, Piret & Company, Inc. (merchant banking firm); Trustee of Boston Medical Center; Member of the Board of Governors of the Investment Company Institute; Director, Organogenesis Inc. (tissue engineering company); and Trustee of all of the Pioneer mutual funds.


DAVID D. TRIPPLE*, TRUSTEE AND EXECUTIVE VICE PRESIDENT, DOB: FEBRUARY 1944 Chief Executive Officer-Pioneer US of PGAM; Director, Chief Executive Officer and President of PIM-USA; Chairman and a Director of Pioneer Funds Distributor, Inc. ("PFD"); President and a Director of Pioneer; Director of Pioneer Investment Management Shareholder Services, Inc. ("PIMSS") and PIntl; Member of the Supervisory Board of Pioneer First Polish, Pioneer Czech and Pioneer Asset Management, S.A.; and Executive Vice President and Trustee of all of the Pioneer mutual funds.


STEPHEN K. WEST, TRUSTEE, DOB: SEPTEMBER 1928
125 BROAD STREET, NEW YORK, NY 10004
Of Counsel, Sullivan & Cromwell (law firm); Director, Dresdner RCM
Global Strategic Income Fund, Inc. since May 1997 and The Swiss Helvetia Fund, Inc. since 1995 (investment companies), AMVESCAP PLC (investment managers) since 1997 and ING American Insurance Holdings, Inc.; and Trustee of all of the Pioneer mutual funds.


JOHN WINTHROP, TRUSTEE, DOB: JUNE 1936
ONE NORTH ADGERS WHARF, CHARLESTON, SC 29401
President, John Winthrop & Co., Inc. (private investment firm);
Director of NUI Corp. (energy sales, services and distribution); and Trustee of all of the Pioneer mutual funds.


JOSEPH P. BARRI, SECRETARY, DOB: AUGUST 1946
Corporate Secretary of PIM-USA and most of its subsidiaries until October 2000; Secretary of all of the Pioneer mutual funds; and Partner, Hale and Dorr LLP.


VINCENT NAVE, TREASURER, DOB: JUNE 1945
Vice President-Fund Accounting and Custody Services of PIM-USA (Manager from September 1996 to February 1999); and Treasurer of all of the Pioneer mutual funds (Assistant Treasurer from June 1999 to November 2000).


LUIS I. PRESUTTI, ASSISTANT TREASURER, DOB: APRIL 1965
Assistant Vice President-Fund Accounting, Administration and Custody Services of Pioneer (Fund Accounting Manager from 1994 to 1999); and Assistant Treasurer of all of the Pioneer mutual funds since November 2000.


JOHN F. DALY III, ASSISTANT TREASURER, DOB: AUGUST 1965
Global Custody and Settlement Division Manager of PIM-USA; and Assistant Treasurer of all of the Pioneer mutual funds since November 2000.


DOROTHY E. BOURASSA, ASSISTANT SECRETARY, DOB: JANUARY 1948
Senior Vice President-Legal and Secretary of PIM-USA and Secretary/Clerk of most of its subsidiaries since October 2000; Assistant Secretary of all of the Pioneer mutual funds since November 2000; Senior Counsel, Assistant Vice President and Director of Compliance of PIM-USA from April 1998 through October 2000; Vice President and Assistant General Counsel, First Union Corporation from December 1996 through March 1998; and Vice President and Counsel, Keystone Investments, Inc. from March 1986 through November 1996.

The business address of all officers is 60 State Street, Boston, Massachusetts 02109.

All of the outstanding capital stock of PFD, Pioneer and PIMSS is indirectly majority owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

The table below lists all of the U.S.-registered Pioneer mutual funds currently offered to the public and the investment adviser and principal underwriter for each fund.

                                           INVESTMENT           PRINCIPAL
FUND NAME                                  ADVISER              UNDERWRITER
-----------------------------------------  -------------------  -----------
Pioneer International Growth Fund          Pioneer              PFD
Pioneer Europe Fund                        Pioneer              PFD
Pioneer World Equity Fund                  Pioneer              PFD
Pioneer Emerging Markets Fund              Pioneer              PFD
Pioneer Indo-Asia Fund                     Pioneer              PFD
Pioneer Europe Select Fund                 Pioneer              PFD
Pioneer Global Financials Fund             Pioneer              PFD
Pioneer Global Health Care Fund            Pioneer              PFD
Pioneer Global Telecoms Fund               Pioneer              PFD
Pioneer Mid-Cap Value Fund                 Pioneer              PFD
Pioneer Mid-Cap Fund                       Pioneer              PFD
Pioneer Growth Shares                      Pioneer              PFD
Pioneer Small Company Fund                 Pioneer              PFD
Pioneer Independence Fund                  Pioneer              Note 1
Pioneer Micro-Cap Fund                     Pioneer              PFD
Pioneer Balanced Fund                      Pioneer              PFD
Pioneer Equity-Income Fund                 Pioneer              PFD
Pioneer Fund                               Pioneer              PFD
Pioneer Value Fund (formerly Pioneer II)   Pioneer              PFD
Pioneer Real Estate Shares                 Pioneer              PFD
Pioneer Limited Maturity Bond Fund         Pioneer              PFD
Pioneer America Income Trust               Pioneer              PFD
Pioneer Bond Fund                          Pioneer              PFD
Pioneer Tax-Free Income Fund               Pioneer              PFD
Pioneer Cash Reserves Fund                 Pioneer              PFD
Pioneer Strategic Income Fund              Pioneer              PFD
Pioneer Tax-Managed Fund                   Pioneer              PFD
Pioneer High Yield Fund                    Pioneer              PFD
Pioneer Science & Technology Fund          Pioneer              PFD
Pioneer Interest Shares                    Pioneer              Note 2
Pioneer Variable Contracts Trust           Pioneer              Note 3

Note 1 This fund is available to the general public only through Pioneer Independence Plans, a systematic investment plan sponsored by PFD.

Note 2 This fund is a closed-end fund.

Note 3 This is a series of 20 separate portfolios designed to provide investment vehicles for the variable annuity and variable life insurance contracts of various insurance companies or for certain qualified pension plans.

SHARE OWNERSHIP

See Appendix A for annual information on the ownership of fund shares by the Trustees, the fund's officers and owners in excess of 5% of any class of shares of the fund.

COMPENSATION OF OFFICERS AND TRUSTEES



The fund pays no salaries or compensation to any of its officers. Effective October 3, 2000, the Pioneer U.S. mutual funds compensate their Trustees as follows:


- each fund with assets greater than $250 million pays each Trustee who is not affiliated with PIM-USA, Pioneer, PFD, PIMSS or UniCredito Italiano (i.e., independent trustees) an annual base fee calculated on the basis of the fund's net assets.


- each fund with assets less than $250 million pays each independent Trustee an annual fee of $1,000.


- each fund, regardless of its assets, pays each Trustee affiliated with Pioneer an annual fee of $500 (Pioneer reimburses the fund for these fees).


- each fund with assets greater than $250 million pays each independent Trustee who serves on each board committee an annual committee fee based the fund's net assets (with additional compensation for chairpersons of such committees).


Prior to October 3, 2000, the fund compensated each independent Trustee with a base fee, a variable fee calculated on the basis of average net assets of the fund, per meeting fees, and annual committee participation fees for each committee member or chairperson that were based on percentages of his or her aggregate annual fee. See the fee table in Appendix A.

4.       INVESTMENT ADVISER

The trust has contracted with Pioneer to act as the fund's investment adviser. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano.. Certain Trustees or officers of the fund are also directors and/or officers of certain of UniCredito Italiano's subsidiaries (see management biographies above).

As the fund's investment adviser, Pioneer provides the fund with investment research, advice and supervision and furnishes an investment program for the fund consistent with the fund's investment objective and policies, subject to the supervision of the fund's Trustees. Pioneer determines what portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the fund's securities transactions, and reports to the Trustees on the fund's investments and performance.

Under the terms of its management contract with the trust, Pioneer pays all the operating expenses, including executive salaries and the rental of office space, relating to its services for the fund, with the exception of the following, which are to be paid by the fund: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the trust with respect to the fund; (d) issue and transfer taxes chargeable to the trust in connection with securities transactions to which the fund is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the trust to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the trust and/or its shares with the federal regulatory agencies, state or blue sky securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory authorities; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the trust and the Trustees; (i) any distribution fees paid by the trust in accordance with Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act; (j) compensation of those Trustees of the trust who are not affiliated with or interested persons of Pioneer, the fund (other than as Trustees), PIM-USA or PFD; (k) the cost of preparing and printing share certificates; and (l) interest on borrowed money, if any. In addition, the fund shall pay all brokers' and underwriting commissions chargeable to the fund in connection with securities transactions to which the fund is a party. The Trustees' approval of and the terms, continuance and termination of the management contract are governed by the 1940 Act and the Investment Advisers Act of 1940, as applicable. Pursuant to the management contract, Pioneer will not be liable for any error of judgment or mistake of law or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any securities on the recommendation of Pioneer. Pioneer, however, is not protected against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the management contract.


ADVISORY FEE. As compensation for its management services and expenses incurred, and certain expenses which Pioneer incurs on behalf of the fund, the fund pays Pioneer a fee at the annual rate of 0.40% of the fund's average daily net assets. This fee is computed and accrued daily and paid monthly.


See the table in Appendix A for the management fee paid to Pioneer during the recently completed fiscal years.

ADMINISTRATION AGREEMENT. The fund has entered into an administration agreement with Pioneer pursuant to which certain accounting and legal services which are expenses payable by the fund under the management contract are performed by Pioneer and pursuant to which Pioneer is reimbursed for its costs of providing such services. See Appendix A for fees the fund paid to Pioneer for administration and related services.

POTENTIAL CONFLICT OF INTEREST. The fund is managed by Pioneer which also serves as investment adviser to other Pioneer mutual funds and private accounts with investment objectives identical or similar to those of the fund. Securities frequently meet the investment objectives of the fund, the other Pioneer mutual funds and such private accounts. In such cases, the decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Other factors considered in the investment recommendations include other investments which each fund or account presently has in a particular industry and the availability of investment funds in each fund or account.

It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the Pioneer mutual funds or a private account managed by Pioneer seeks to acquire the same security at about the same time, the fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if Pioneer decides to sell on behalf of another account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the fund. In the event more than one account purchases or sells the same security on a given date, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each account. Although the other Pioneer mutual funds may have the same or similar investment objectives and policies as the fund, their portfolios do not generally consist of the same investments as the fund or each other, and their performance results are likely to differ from those of the fund.

PERSONAL SECURITIES TRANSACTIONS. The fund, Pioneer and PFD have adopted a code of ethics under Rule 17j-1 of the 1940 Act which is applicable to officers, trustees/directors and designated employees. The code permits such persons to engage in personal securities transactions for their own accounts, including securities that may be purchased or held by the fund, and is designed to prescribe means reasonably necessary to prevent conflicts of interest from arising in connection with personal securities transactions. The code is on public file with and available from the SEC.

5.   PRINCIPAL UNDERWRITER AND DISTRIBUTION PLANS

PRINCIPAL UNDERWRITER

PFD, 60 State Street, Boston, Massachusetts 02109, is the principal underwriter for the fund in connection with the continuous offering of its shares. PFD is an indirect wholly owned subsidiary of PIM-USA.

The fund entered into an underwriting agreement with PFD which provides that PFD will bear expenses for the distribution of the fund's shares, except for expenses incurred by PFD for which it is reimbursed or compensated by the fund under the distribution plans (discussed below). PFD bears all expenses it incurs in providing services under the underwriting agreement. Such expenses include compensation to its employees and representatives and to securities dealers for distribution-related services performed for the fund. PFD also pays certain expenses in connection with the distribution of the fund's shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. The fund bears the cost of registering its shares under federal and state securities law and the laws of certain non-U.S. countries. Under the underwriting agreement, PFD will use its best efforts in rendering services to the fund.

The fund will not generally issue fund shares for consideration other than cash. At the fund's sole discretion, however, it may issue fund shares for consideration other than cash in connection with a bona fide reorganization, statutory merger or other acquisition of portfolio securities.

The redemption price of shares of beneficial interest of the fund may, at Pioneer's discretion, be paid in cash or portfolio securities. The fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the fund's net asset value during any 90-day period for any one shareholder. Should the amount of redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or portfolio securities. In the latter case, the securities are taken at their value employed in determining the fund's net asset value. A shareholder whose shares are redeemed in-kind may incur brokerage charges in selling the securities received in-kind. The selection of such securities will be made in such manner as the Board of Trustees deems fair and reasonable.

DISTRIBUTION PLANS

The fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A shares (the "Class A Plan") and a plan of distribution with respect to its Class B shares (the "Class B Plan") and a plan of distribution with respect to its Class C shares (the "Class C Plan") (together, the "Plans"), pursuant to which certain distribution and service fees are paid to PFD. Because of the Plans, long-term shareholders may pay more than the economic equivalent of the maximum sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD") regarding investment companies.

CLASS A PLAN. Pursuant to the Class A Plan the fund reimburses PFD for its actual expenditures to finance any activity primarily intended to result in the sale of Class A shares or to provide services to holders of Class A shares, provided the categories of expenses for which reimbursement is made are approved by the Board of Trustees. The Board of Trustees has approved the following categories of expenses that may be reimbursed under the Class A
Plan: (i) a service fee to be paid to qualified broker-dealers in an amount not to exceed 0.15% per annum of the fund's daily net assets attributable to Class A shares; (ii) reimbursement to PFD for its expenditures for broker-dealer commissions; and (iii) reimbursement to PFD for expenses incurred in providing services to Class A shareholders and supporting broker-dealers and other organizations (such as banks and trust companies) in their efforts to provide such services. The expenses of the fund pursuant to the Class A Plan are accrued daily at a rate which may not exceed the annual rate of 0.15% of the fund's average daily net assets attributable to Class A shares. Distribution expenses of PFD are expected to substantially exceed the distribution fees paid by the fund in a given year.

The Class A Plan does not provide for the carryover of reimbursable expenses beyond 12 months from the time the fund is first invoiced for an expense. The limited carryover provision in the Class A Plan may result in an expense invoiced to the fund in one fiscal year being paid in the subsequent fiscal year and thus being treated for purposes of calculating the maximum expenditures of the fund as having been incurred in the subsequent fiscal year. In the event of termination or non-continuance of the Class A Plan, the fund has 12 months to reimburse any expense which it incurs prior to such termination or non-continuance, provided that payments by the fund during such 12-month period shall not exceed 0.15% of the fund's average daily net assets attributable to Class A shares during such period. See Appendix A for the amount, if any, of carryover of distribution expenses as of the end of the most recent calendar year.


CLASS B PLAN. PFD pays the selling broker-dealer a commission on the sale of Class B shares equal to 3.75% of the amount invested. This commission is paid at the time of sale of the Class B Shares. In order to be entitled to a commission, the selling broker-dealer must have entered into a sales agreements with PFD. At the time of the sale of a Class B share, PFD may also advance to the broker-dealer, from PFD's own assets, the first-year service fee payable under the Class B Plan at a rate up to 0.25% of the purchase price of such shares. If such an advance is made, the broker-dealer would not receive any further service fee until the 13th month following the purchase of Class B shares. As compensation for advancing the service fee, PFD may retain the service fee paid by the fund with respect to such shares for the first year after purchase.


The Class B Plan provides that the fund shall pay to PFD, as the fund's distributor for its Class B shares:

- a distribution fee equal on an annual basis to 0.75% of the fund's average daily net assets attributable to Class B shares. The distribution fee compensates PFD for its distribution services with respect to Class B shares. PFD pays the commissions to broker-dealers discussed above and also pays:


     - the cost of printing prospectuses and reports used for sales purposes and the preparation and printing of sales literature and


     - other distribution-related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment.


- a service fee equal to 0.25% of the fund's average daily net assets attributable to Class B shares. PFD in turn pays the service fee to broker-dealers at a rate of up to 0.25% of the fund's average daily net assets attributable to Class B shares owned by shareholder for whom that broker-dealer is the holder or dealer of record. This service fee compensates the broker-dealer for providing personal services and/or account maintenance services rendered by the broker-dealer with respect to Class B shares. PFD may from time to time require that dealers, in addition to providing these services, meet certain criteria in order to receive service fees. PFD is entitled to retain all service fees with respect to Class B shares for which there is no dealer of record or with respect to which a dealer is not otherwise entitled to a service fee. Such service fees are paid to PFD for personal services and/or account maintenance services that PFD or its affiliates perform for shareholder accounts.


PFD also receives contingent deferred sales charges ("CDSCs") attributable to Class B shares to compensate PFD for its distribution expenses. When a broker-dealer sells Class B shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.


Since PFD pays commissions to broker-dealers at the time of the sale of Class B shares but only receives compensation for such expenses over time through the distribution fee and CDSC, the Class B Plan and underwriting agreement permit PFD to finance the payment of commissions to broker-dealers. In order to facilitate such financing, the fund has agreed that the distribution fee will not be terminated or modified (including a modification in the rules relating to the conversion of Class B shares into Class A shares) with respect to Class B shares:


-    issued prior to the date of any termination or modification;


- attributable to Class B shares issued through one or a series of exchanges of shares of another investment company for which PFD acts as principal underwriter which were initially issued prior to the date of such termination or modification; or


- issued as a dividend or distribution upon Class B shares initially issued or attributable to Class B shares issued prior to the date of any such termination or modification.


The foregoing limitation does not apply to Class B shares issued after the termination or modification. The foregoing limitation on terminating or modifying the Class B Plan also does not apply to a termination or modification:

- if a change in the 1940 Act, the rules or regulations under the 1940 Act, the Conduct Rules of the NASD or an order of any court or governmental agency requires such termination or modification (e.g. if the Conduct Rules were amended to establish a lower limit on the maximum aggregate sales charges that could be imposed on sales of fund shares);


- if the fund (or any successor) terminates the Class B Plan and all payments under the plan and neither the fund (nor any successor) establishes another class of shares which has substantially similar characteristics to the Class B Shares of the fund; or


- at any time by the Board of Trustees. However, the Board of Trustees may terminate or modify the Class B Plan only if the fund and Pioneer agree that none of the fund, PFD or any of their affiliates will pay, after the date of termination or modification, a service fee with respect to the fund's Class B shares and the termination or modification of the distribution fee applies equally to all Class B shares outstanding from time to time.


In the underwriting agreement, the fund agrees that subsequent to the issuance of a Class B share, the fund will not waive or change any CDSC (including a change in the rules applicable to conversion of Class B shares into another class) in respect of such Class B share, except:


- as provided in the fund's prospectus or statement of additional information; or


- as required by a change in the 1940 Act and the rules and regulations thereunder, the Conduct Rules of the NASD or any order of any court or governmental agency.

CLASS C PLAN. Commissions on the sale of Class C shares of up to 0.75% of the amount invested in Class C shares are paid to broker-dealers who have sales agreements with PFD. PFD may also advance to dealers the first-year service fee payable under the Class C Plan at a rate up to 0.25% of the purchase price of such shares. As compensation for such advance of the service fee, PFD may retain the service fee paid by the fund with respect to such shares for the first year after purchase.

The Class C Plan provides that the fund will pay PFD, as the fund's distributor for its Class C shares, a distribution fee accrued daily and paid quarterly, equal on an annual basis to 0.75% of the fund's average daily net assets attributable to Class C shares and will pay PFD a service fee equal to 0.25% of the fund's average daily net assets attributable to Class C shares. PFD will in turn pay to securities dealers which enter into a sales agreement with PFD a distribution fee and a service fee at rates of up to 0.75% and 0.25%, respectively, of the fund's average daily net assets attributable to Class C shares owned by investors for whom that securities dealer is the holder or dealer of record. The service fee is intended to be in consideration of personal services and/or account maintenance services rendered by the dealer with respect to Class C shares. PFD will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation therefor, PFD may retain the service fee paid by the fund with respect to such shares for the first year after purchase. Commencing in the 13th month following the purchase of Class C shares, dealers will become eligible for additional annual distribution fees and service fees of up to 0.75% and 0.25%, respectively, of the net asset value of such shares. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.

The purpose of distribution payments to PFD under the Class C Plan is to compensate PFD for its distribution services with respect to Class C shares of the fund. PFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution-related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment. The Class C Plan also provides that PFD will receive all CDSCs attributable to Class C shares. When a broker-dealer sells Class C shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

GENERAL

In accordance with the terms of each Plan, PFD provides to the fund for review by the Trustees a quarterly written report of the amounts expended under the Plan and the purposes for which such expenditures were made. In the Trustees' quarterly review of the Plans, they will consider the continued appropriateness and the level of reimbursement or compensation the Plans provide.

No interested person of the fund, nor any Trustee of the fund who is not an interested person of the fund, has any direct or indirect financial interest in the operation of the Plans except to the extent that PFD and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Plans by the fund and except to the extent certain officers may have an interest in PFD's ultimate parent, UniCredito Italiano, or in UniCredito Italiano's subsidiaries.

Each Plan's adoption, terms, continuance and termination are governed by Rule 12b-1 under the 1940 Act. The Board of Trustees believes that there is a reasonable likelihood that the Plans will benefit the fund and its current and future shareholders. The Plans may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the fund affected thereby, and material amendments of the Plans must also be approved by the Trustees as provided in Rule 12b-1.

See Appendix A for fund expenses under the Class A Plan, Class B Plan and Class C Plan and CDSCs paid to PFD for the most recently completed fiscal year.

Upon redemption, Class A shares may be subject to a 1% CDSC, Class B shares are subject to a CDSC at a rate declining from a maximum 4% of the lower of the cost or market value of the shares and Class C shares may be subject to a 1% CDSC.

6.   SHAREHOLDER SERVICING/TRANSFER AGENT

The fund has contracted with PIMSS, 60 State Street, Boston, Massachusetts 02109, to act as shareholder servicing and transfer agent for the fund.


Under the terms of its contract with the fund, PIMSS services shareholder accounts, and its duties include: (i) processing sales, redemptions and exchanges of shares of the fund; (ii) distributing dividends and capital gains associated with the fund's portfolio; and (iii) maintaining account records and responding to shareholder inquiries.


PIMSS receives an annual fee of $28.00 for each Class A, Class B and Class C shareholder account from the fund as compensation for the services described above. PIMSS is also reimbursed by the fund for its cash out-of-pocket expenditures. The fund may compensate entities which have agreed to provide certain sub-accounting services such as specific transaction processing and recordkeeping services. Any such payments by the fund would be in lieu of the per account fee which would otherwise be paid by the fund to PIMSS.

7.   CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, is the custodian of the fund's assets. The custodian's responsibilities include safekeeping and controlling the fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the fund's investments.

8.   INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP, 225 Franklin Street, Boston, Massachusetts 02110, the fund's independent public accountants, provides audit services, tax return review, and assistance and consultation with respect to the preparation of filings with the SEC.

9.   PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by Pioneer pursuant to authority contained in the fund's management contract. Pioneer seeks to obtain the best execution on portfolio trades. The price of securities and any commission rate paid are always factors, but frequently not the only factors, in judging best execution. In selecting brokers or dealers, Pioneer considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability and financial condition of the dealer; the dealer's execution services rendered on a continuing basis; and the reasonableness of any dealer spreads.

Pioneer may select broker-dealers that provide brokerage and/or research services to the fund and/or other investment companies or other accounts managed by Pioneer. In addition, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, if Pioneer determines in good faith that the amount of commissions charged by a broker-dealer is reasonable in relation to the value of the brokerage and research services provided by such broker, the fund may pay commissions to such broker-dealer in an amount greater than the amount another firm may charge. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; providing stock quotation services, credit rating service information and comparative fund statistics; furnishing analyses, electronic information services, manuals and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts and particular investment decisions; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Pioneer maintains a listing of broker-dealers who provide such services on a regular basis. However, because many transactions on behalf of the fund and other investment companies or accounts managed by Pioneer are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. Pioneer believes that no exact dollar value can be calculated for such services.

The research received from broker-dealers may be useful to Pioneer in rendering investment management services to the fund as well as other investment companies or other accounts managed by Pioneer, although not all such research may be useful to the fund. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other accounts may be useful to Pioneer in carrying out its obligations to the fund. The receipt of such research has not reduced Pioneer's normal independent research activities; however, it enables Pioneer to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

In circumstances where two or more broker-dealers offer comparable prices and executions, preference may be given to a broker-dealer which has sold shares of the fund as well as shares of other investment companies managed by Pioneer. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the fund.

The Pioneer funds have entered into third-party brokerage and/or expense offset arrangements to reduce the funds' total operating expenses. Pursuant to third-party brokerage arrangements, certain of the funds that invest primarily in U.S. equity securities may incur lower custody fees by directing brokerage to third-party broker-dealers. Pursuant to expense offset arrangements, the funds incur lower transfer agency expenses by maintaining their cash balances with the custodian. See "Financial highlights" in the prospectus.

See the table in Appendix A for aggregate brokerage and underwriting commissions paid by the fund in connection with its portfolio transactions during recently completed fiscal years. The Board of Trustees periodically reviews Pioneer's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund.

10.  DESCRIPTION OF SHARES

As an open-end management investment company, the fund continuously offers its shares to the public and under normal conditions must redeem its shares upon the demand of any shareholder at the next determined net asset value per share less any applicable CDSC. See "Sales Charges." When issued and paid for in accordance with the terms of the prospectus and statement of additional information, shares of the fund are fully paid and non-assessable. Shares will remain on deposit with the fund's transfer agent and certificates will not normally be issued. The fund reserves the right to charge a fee for the issuance of Class A share certificates; certificates will not be issued for Class B or Class C shares.


The trust's Agreement and Declaration of Trust, dated as of March 7, 1995 (the "Declaration"), permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest which may be divided into such separate series as the Trustees may establish. Currently, the trust consists of only one series, the fund. The Trustees may, however, establish additional series of shares and may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. The Declaration further authorizes the Trustees to classify or reclassify any series of the shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of three classes of shares of the fund, designated as Class A shares, Class B shares and Class C shares. Each share of a class of the fund represents an equal proportionate interest in the assets of the fund allocable to that class. Upon liquidation of the fund, shareholders of each class of the fund are entitled to share pro rata in the fund's net assets allocable to such class available for distribution to shareholders. The fund reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.

The shares of each class represent an interest in the same portfolio of investments of the fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution and transfer agent fees and may bear other expenses properly attributable to the particular class. Class A and Class B shareholders have exclusive voting rights with respect to the Rule 12b-1 Plans adopted by holders of those shares in connection with the distribution of shares.

Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to a meeting of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have, under certain circumstances, the right to remove one or more Trustees. The fund is not required, and does not intend, to hold annual shareholder meetings although special meetings may be called for the purpose of electing or removing Trustees, changing fundamental investment restrictions or approving a management contract.

The shares of each series of the fund are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of Trustees and accountants. Shares of all series of the fund vote together as a class on matters that affect all series of the fund in substantially the same manner. As to matters affecting a single series or class, shares of such series or class will vote separately. No amendment adversely affecting the rights of shareholders may be made to the Declaration without the affirmative vote of a majority of the fund's shares. Shares have no preemptive or conversion rights, except that under certain circumstances Class B shares may convert to Class A shares.

As a Delaware business trust, the fund's operations are governed by the Declaration. A copy of the fund's Certificate of Trust, dated March 7, 1995, is on file with the office of the Secretary of State of Delaware. Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration expressly provides that the fund is organized under the Delaware Act and that the Declaration is to be governed by Delaware law. There is nevertheless a possibility that a Delaware business trust, such as the fund, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the fund's shareholders could become subject to personal liability.

To guard against this risk, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of the fund and provides that notice of such disclaimer may be given in each agreement, obligation or instrument entered into or executed by the fund or its Trustees, (ii) provides for the indemnification out of fund property of any shareholders held personally liable for any obligations of the fund or any series of the fund and (iii) provides that the fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the fund itself would be unable to meet its obligations. In light of Delaware law, the nature of the fund's business and the nature of its assets, the risk of personal liability to a fund shareholder is remote.

In addition to the requirements under Delaware law, the Declaration provides that a shareholder of the fund may bring a derivative action on behalf of the fund only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the fund, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the fund for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Declaration further provides that the fund shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the fund. The Declaration does not authorize the fund to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

The Declaration provides that any Trustee who is not an "interested person" of Pioneer shall be considered to be independent for purposes of Delaware law notwithstanding the fact that such Trustee receives compensation for serving as a trustee of the fund or other investment companies for which Pioneer acts as investment adviser.

11.  SALES CHARGES

The fund continuously offers three classes of shares designated as Class A, Class B and Class C as described in the prospectus.

CLASS A SHARE SALES CHARGES

You may buy Class A shares at the net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge.

CLASS B SHARES

You may buy Class B shares at the net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge; however, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table below. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gain distributions.

The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. For the purpose of determining the number of years from the time of any purchase after September 30, 1998, all payments during a month will be aggregated and deemed to have been made on the first day of that month. For the purpose of determining the number of years from the time of any purchase made prior to October 1, 1998, all payments during a quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class B shares, the fund will first redeem shares not subject to any CDSC and then shares held longest during the six-year period. As a result, you will pay the lowest possible CDSC.

The CDSC for Class B shares subject to a CDSC upon redemption will be determined as follows:

                                                 CDSC AS A % OF DOLLAR
         YEAR SINCE PURCHASE                    AMOUNT SUBJECT TO CDSC
         First                                            4.0
         Second                                           4.0
         Third                                            3.0
         Fourth                                           3.0
         Fifth                                            2.0
         Sixth                                            1.0
         Seventh and thereafter                           0.0

Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the fund in connection with the sale of Class B shares, including the payment of compensation to broker-dealers.

Class B shares will automatically convert into Class A shares at the beginning of the calendar month (or the calendar quarter for purchases made prior to October 1, 1998) that is eight years after the purchase date, except as noted below. Class B shares acquired by exchange from Class B shares of another Pioneer mutual fund will convert into Class A shares based on the date of the initial purchase and the applicable CDSC. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service (the "IRS") or an opinion of counsel that such conversions will not constitute taxable events for U.S. federal income tax purposes. The conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available and, therefore, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.

CLASS C SHARES

You may buy Class C shares at net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge; however, Class C shares redeemed within one year of purchase will be subject to a CDSC of 1%. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gain distributions. Class C shares do not convert to any other class of fund shares.

For the purpose of determining the time of any purchase after September 30, 1998, all payments during a month will be aggregated and deemed to have been made on the first day of that month. For the purpose of determining the time of any purchase made prior to October 1, 1998, all payments made during a calendar quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class C shares, the fund will first redeem shares not subject to any CDSC and then shares held for the shortest period of time during the one-year period. As a result, you will pay the lowest possible CDSC.

Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the fund in connection with the sale of Class C shares, including the payment of compensation to broker-dealers.

ADDITIONAL PAYMENTS TO DEALERS



From time to time, PFD or its affiliates may elect to make payments to broker-dealers in addition to the commissions described above. PFD may elect to reallow the entire initial sales charge to participating dealers for all Class A sales with respect to which orders are placed during a particular period. Dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters under federal securities laws. Contingent upon the achievement of certain sales objectives, PFD may pay to Mutual of Omaha Investor Services, Inc. 50% of PFD's retention of any sales commission on sales of the fund's Class A shares through such dealer. In addition, PFD or its affiliates may elect to pay broker-dealers an additional commission based on the net asset value of all shares sold by a dealer during a particular period. PFD may elect to pay, at its own expense, additional cash or other incentives to dealers that sell or arrange for the sale of shares of the fund. Such cash or other incentives may take the form of payment for attendance at preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and preapproved sales campaigns or dealer-sponsored events. PFD may also elect to make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. PFD will offer such cash and other incentives only to the extent permitted by applicable law or by a self-regulatory agency such as the National Association of Securities Dealers, Inc.

12.  REDEEMING SHARES

Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the Exchange is closed or trading on the Exchange is restricted; an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.

SYSTEMATIC WITHDRAWAL PLAN(S) ("SWP"). A SWP is designed to provide a convenient method of receiving fixed payments at regular intervals from fund share accounts having a total value of not less than $10,000. You must also be reinvesting all dividends and capital gain distributions, if any, to use the SWP option.


Periodic payments of $50 or more will be deposited monthly, quarterly, semiannually or annually directly into a bank account designated by the applicant or will be sent by check to the applicant, or any person designated by the applicant. Payments can be made either by check or electronic funds transfer to a bank account designated by you. Class B accounts must meet the minimum initial investment requirement prior to establishing a SWP. Withdrawals from Class B and Class C share accounts are limited to 10% of the value of the account at the time the SWP is established. See "Qualifying for a reduced sales charge" in the prospectus. If you direct that withdrawal payments be paid to another person, want to change the bank where payments are sent or designate an address that is different from the account's address of record after you have opened your account, a signature guarantee must accompany your instructions. Withdrawals under the SWP are redemptions that may have tax consequences for you.

SWP redemptions reduce and may ultimately exhaust the number of shares in your account. In addition, the amounts received by a shareholder cannot be considered as yield or income on his or her investment because part of such payments may be a return of his or her investment.

A SWP may be terminated at any time (1) by written notice to PIMSS or from PIMSS to the shareholder; (2) upon receipt by PIMSS of appropriate evidence of the shareholder's death; or (3) when all shares in the shareholder's account have been redeemed.


You may obtain additional information by calling PIMSS at 1-800-225-6292.

13.      TELEPHONE TRANSACTIONS

You may purchase, exchange or sell shares by telephone. See the prospectus for more information. For personal assistance, call 1-800-225-6292 between 8:00 a.m. and 9:00 p.m. Eastern time on weekdays. Computer-assisted transactions may be available to shareholders who have prerecorded certain bank information (see "FactFone-SM-"). YOU ARE STRONGLY URGED TO CONSULT WITH YOUR INVESTMENT PROFESSIONAL PRIOR TO REQUESTING ANY TELEPHONE TRANSACTION.

To confirm that each transaction instruction received by telephone is genuine, the fund will record each telephone transaction, require the caller to provide the personal identification number ("PIN") for the account and send you a written confirmation of each telephone transaction. Different procedures may apply to accounts that are registered to non-U.S. citizens or that are held in the name of an institution or in the name of an investment broker-dealer or other third party. If reasonable procedures, such as those described above, are not followed, the fund may be liable for any loss due to unauthorized or fraudulent instructions. The fund may implement other procedures from time to time. In all other cases, neither the fund, PIMSS nor PFD will be responsible for the authenticity of instructions received by telephone; therefore, you bear the risk of loss for unauthorized or fraudulent telephone transactions.

During times of economic turmoil or market volatility or as a result of severe weather or a natural disaster, it may be difficult to contact the fund by telephone to institute a purchase, exchange or redemption. You should communicate with the fund in writing if you are unable to reach the fund by telephone.

FACTFONE-SM-. FactFone-SM- is an automated inquiry and telephone transaction system available to Pioneer mutual fund shareholders by dialing 1-800-225-4321. FactFone-SM- allows shareholder access to current information on Pioneer mutual fund accounts and to the prices and yields of all publicly available Pioneer mutual funds. In addition, you may use FactFone-SM- to make computer-assisted telephone purchases, exchanges or redemptions from your Pioneer mutual fund accounts, access your account balances and last three transactions and order a duplicate statement if you have activated your PIN. Telephone purchases or redemptions require the establishment of a bank account of record. YOU ARE STRONGLY URGED TO CONSULT WITH YOUR INVESTMENT PROFESSIONAL PRIOR TO REQUESTING ANY TELEPHONE TRANSACTION. Shareholders whose accounts are registered in the name of a broker-dealer or other third party may not be able to use FactFone-SM-. Call PIMSS for assistance.

FactFone-SM- allows shareholders to hear the following recorded fund information:

-    net asset value prices for all Pioneer mutual funds;

     annualized 30-day yields on Pioneer's fixed income funds;

     annualized 7-day yields and 7-day effective (compound) yields for Pioneer's money market fund; and

-    dividends and capital gain distributions on all Pioneer mutual funds.

Yields are calculated in accordance with SEC mandated standard formulas.

All performance numbers communicated through FactFone-SM- represent past performance, and figures include the maximum applicable sales charge. A shareholder's actual yield and total return will vary with changing market conditions. Because the fund seeks to maintain a stable $1.00 share price, the value of its shares generally will not vary.

14.  PRICING OF SHARES

The net asset value per share of each class of the fund is determined as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) on each day on which the Exchange is open for trading. As of the date of this statement of additional information, the Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of the fund is also determined on any other day on which the level of trading in its portfolio securities is sufficiently high that the current net asset value per share might be materially affected by changes in the value of its portfolio securities. The fund is not required to determine its net asset value per share on any day on which no purchase orders in good order for fund shares are received and no shares are tendered and accepted for redemption.

Securities are valued at the last sale price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the current bid and asked prices. All assets of the fund for which there is no other readily available valuation method are valued at their fair value as determined in good faith by the Trustees, although the actual computations may be made by persons acting pursuant to the direction of the Board of Trustees.

The net asset value per share of each class of the fund is computed by taking the value of all of the fund's assets attributable to a class, less the fund's liabilities attributable to that class, and dividing the result by the number of outstanding shares of that class. For purposes of determining net asset value, expenses of the classes of the fund are accrued daily and taken into account. Shares are offered at net asset value without the imposition of an initial sales charge (Class B and Class C shares may be subject to a CDSC).

Except as set forth in the following paragraph, the fund's portfolio investments are valued on each business day on the basis of amortized cost, if the Board of Trustees determines in good faith that such method approximates fair value. This technique involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the investment. During periods of declining interest rates, the yield on shares of the fund computed as described below may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio investments. Thus, if the use of amortized cost by the fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values. The converse would apply in a period of rising interest rates.

Standby commitments will be valued at zero in determining net asset value. "When-issued" securities will be valued at the value of the security at the time the commitment to purchase is entered into.

The valuation of the fund's portfolio investments based upon their amortized cost and the concomitant expectation to maintain the fund's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act pursuant to which the fund must adhere to certain conditions.. The fund must maintain a dollar-weighted average portfolio maturity of 90 days or less. The maturities of variable rate demand instruments held in the fund's portfolio will be deemed to be the longer of the demand period or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the price per share of each class of the fund for the purpose of maintaining sales and redemptions at a single value. It is the intention of the fund to maintain each class' per share net asset value of $1.00 but there can be no assurance of this. Such procedures will include review of the fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the fund's net asset value per class calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation exists, they have agreed to take such corrective action as they regard as necessary and appropriate, including: (i) the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; (ii) withholding dividends; (iii) redeeming shares in kind; or (iv) establishing a net asset value per share by using available market quotations.

15.  TAX STATUS

The fund has elected to be treated, has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code so that it will not pay U.S. federal income tax on income and capital gains distributed to shareholders. If the fund did not qualify as a regulated investment company, it would be treated as a U.S. corporation subject to U.S. federal income tax. Under the Code, the fund will be subject to a nondeductible 4% federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

In order to qualify as a regulated investment company under Subchapter M, the fund must, among other things, derive at least 90% of its gross income for each taxable year from interest, gains from the sale or other disposition of securities and certain other income (the "90% income test"), and satisfy certain annual distribution and quarterly diversification requirements.

Dividends from investment company taxable income, which includes net investment income and net short-term capital gain in excess of net long-term capital loss, are taxable as ordinary income, whether received in cash or reinvested in additional shares. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, whether received in cash or reinvested in additional shares, are taxable to the fund's shareholders as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the fund. The fund does not anticipate that it will earn or distribute any net capital gain. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

Any dividend declared by the fund as of a record date in October, November or December and paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

If the fund invests in zero coupon securities or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently), the fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements

For U.S. federal income tax purposes, the fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to the fund and are not expected to be distributed as such to shareholders. See Appendix A for the fund's available capital loss carryforwards, if any.

Redemptions and exchanges of shares are taxable events for shareholders that are subject to tax but generally will not result in taxable gain or loss if the fund successfully maintains a constant net asset value per share. A loss may occur to the extent a CDSC is imposed in connection with a redemption or exchange. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss generally would be included in the federal tax basis of the shares acquired in the other investments. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as this discussion assumes, and the tax treatment of any gains or loses recognized in such transactions.

The fund's dividends and distributions will not qualify for any dividends-received deduction that might otherwise be available for certain dividends received by shareholders that are corporations.

The fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest and capital gain (if any), with respect to its investments in those countries which would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The fund does not expect to satisfy the requirements for passing through to its shareholders their pro rata shares of qualified foreign taxes paid by the fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the fund may in its sole discretion provide relevant information to shareholders.

Federal law requires that the fund withhold (as "backup withholding") 31% of reportable payments, including dividends and capital gain distributions, if any, to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a non-resident alien U.S. withholding tax at the rate of 30% or at a lower treaty rate on amounts treated as ordinary dividends from the fund and, unless an effective IRS Form W-8BEN, or other authorized withholding certificate is on file, to backup withholding at the rate of 31% on certain other payments from the fund. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.

16.  INVESTMENT RESULTS

QUOTATIONS, COMPARISONS AND GENERAL INFORMATION

From time to time, in advertisements, in sales literature or in reports to shareholders, the past performance of the fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, total return of the fund's classes may be compared to averages or rankings prepared by Lipper, Inc., a widely recognized independent service which monitors mutual fund performance; the U.S. Treasury Bill Index, the S&P 500, an index of unmanaged groups of common stock; the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the Exchange; or any other appropriate index.

In addition, the performance of the classes of the fund may be compared to alternative investment or savings vehicles and/or to indices or indicators of economic activity, e.g., inflation or interest rates. The fund may also include securities industry or comparative performance information generally and in advertising or materials marketing the fund's shares. Performance rankings and listings reported in newspapers or national business and financial publications, such as BARRON'S, BUSINESS WEEK, CONSUMERS DIGEST, CONSUMER REPORTS, FINANCIAL WORLD, FORBES, FORTUNE, INVESTORS BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY MAGAZINE, NEW YORK TIMES, SMART MONEY, USA TODAY, U.S. NEWS AND WORLD REPORT, THE WALL STREET JOURNAL and WORTH, may also be cited (if the fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Ibbotson Associates, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature or in reports to shareholders of the fund.

The fund may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of the fund since inception.

In presenting investment results, the fund may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

STANDARDIZED YIELD QUOTATIONS

From time to time, the fund will provide yield quotations for its shares. These quotations are calculated by standard methods prescribed by the SEC and may from time to time be used in the fund's Prospectus, Statement of Additional Information, advertisements, shareholder reports or other communications to shareholders. However, these yield quotations should not be considered as representative of the performance of the fund in the future since, unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields of the fund will vary based on the type, quality and maturities of the securities held in its portfolio, fluctuations in short-term interest rates and changes in its expenses.

The fund's yield quotations are computed using the appropriate figures for a particular class as follows: the net change, exclusive of capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing Class A, Class B or Class C account having a balance of one share at the beginning of the seven-day base period is determined by subtracting a hypothetical charge reflecting expense deductions from the hypothetical account, and dividing the net change in value by the value of the share at the beginning of the base period. This base period return is then multiplied by 365/7 with the resulting yield figure carried to the nearest 100th of 1%. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any such additional shares, and all fees that are charged to the fund, in proportion to the length of the base period and the fund's average account size (with respect to any fees that vary with the size of an account).

The fund may also advertise quotations of effective yield. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

              Effective Yield = (base period return + 1) 365/7 - 1


Yields are calculated in accordance with SEC mandated standard formulas. See Appendix A for the yield and effective yield for each class of fund shares as of the most recently completed fiscal year.

17.  FINANCIAL STATEMENTS

The fund's audited financial statements for the fiscal year ended December 31, 2000 from the fund's annual report filed with the SEC on February 26, 2001 (Accession No. 0000812195-01-000003) are incorporated by reference into this statement of additional information. Those financial statements, including the financial highlights in the prospectus, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect to the financial statements and are included in reliance upon the authority of Arthur Andersen LLP as experts in accounting and auditing in giving their report.

The fund's annual report includes the financial statements referenced above and is available without charge upon request by calling Shareholder Services at 1-800-225-6292.

18.  APPENDIX A - ANNUAL FEE, EXPENSE AND OTHER INFORMATION

SHARE OWNERSHIP

As of March 31, 2001, the Trustees and officers of the fund owned beneficially in the aggregate less than 1% of the outstanding shares of the fund. The following is a list of the holders of 5% or more of any class of the fund's outstanding shares as of March 31, 2001.


RECORD HOLDER                       SHARE CLASS  NUMBER OF SHARES  % OF CLASS
----------------------------------  -----------  ----------------  ----------
Wexford Clearing Services Corp FBO       C           1,615,067        8.07%
Triangle Investments Intl. Ltd.
12 Church Street-Suite 225
Hamilton, HM11
Bermuda

COMPENSATION OF OFFICERS AND TRUSTEES

The following table sets forth certain information with respect to the compensation of each Trustee of the fund.

                                               PENSION OR              TOTAL
                                               RETIREMENT              COMPENSATION FROM
                          AGGREGATE            BENEFITS ACCRUED        THE FUND AND OTHER
                          COMPENSATION         AS PART OF FUND         PIONEER MUTUAL
NAME OF TRUSTEE           FROM FUND*           EXPENSES                FUNDS**
-----------------------   -----------------    ---------------------   ------------------------
John F. Cogan, Jr.***        $   500.00                 $0                 $ 21,000.00
Mary K. Bush                   2,616.00                  0                  108,499.00
Richard H. Egdahl, M.D.        2,537.00                  0                  106,312.00
Margaret B.W. Graham           2,615.00                  0                  110,625.00
John W. Kendrick****           1,215.00                  0                   37,425.00
Marguerite A. Piret            2,981.00                  0                  130,750.00
David D. Tripple***              500.00                  0                   20,500.00
Stephen K. West                2,704.00                  0                  118,949.00
John Winthrop                  2,791.00                  0                  116,999.00
                             ----------                 --                 -----------
                             $18,459.00                 $0                 $771,057.00


*     For the fiscal year ended December 31, 2000.


** For the calendar year ended December 31, 2000. In addition to the fund, there are 49 other funds in the Pioneer family of funds.

*** Under the management contract, Pioneer reimburses the fund for any Trustees fees paid by the fund.

****  Mr. Kendrick resigned as Trustee effective May 8, 2000.

APPROXIMATE MANAGEMENT FEES THE FUND PAID OR OWED PIONEER

                     For the Fiscal Years Ended December 31,
        2000                       1999                        1998
     $1,252,113                 $1,392,778                   $112,593*

--------------


FEES THE FUND PAID TO PIONEER UNDER THE ADMINISTRATION AGREEMENT EFFECTIVE OCTOBER 9, 1998

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2000                  1999
$_70,194____          $71,630

CARRYOVER OF DISTRIBUTION EXPENSES

As of December 31, 2000 there was no carryover of distribution expenses under the Class A Plan.

APPROXIMATE NET UNDERWRITING COMMISSIONS RETAINED BY PFD

The fund paid no brokerage commissions for the fiscal years ended December 31, 2000, 1999 and 1998.

FUND EXPENSES UNDER THE DISTRIBUTION PLANS

      FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000
    Class A Plan                  Class B Plan                  Class C Plan
      $356,820                      $457,401                      $131,316

CDSCs

During the fiscal year ended December 31, 2000, CDSCs in the amount of $866,111 were paid to PFD.

CAPITAL LOSS CARRYFORWARDS

At the end of its most recent taxable year, the fund had a net capital loss carryforward of $276,063 which will expire between 2002 and 2003 if not utilized.

YIELD AND EFFECTIVE YIELD

The yield and effective yield of the fund for the seven-day period ended December 31, 2000 is as follows:


                                                             Effective
                                         Yield               Yield
                                         -----               -----
Class A Shares                             5.79%              5.95%
Class B Shares                             4.94%              5.06%
Class C Shares                             4.58%              4.69%

19. APPENDIX B - DESCRIPTION OF SHORT-TERM DEBT, CORPORATE BOND AND PREFERRED STOCK RATINGS(1)


MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") PRIME RATING SYSTEM


Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.


Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:


Leading market positions in well-established industries.
High rates of return on funds employed.
Conservative capitalization structure with moderate reliance on debt and ample asset protection.
Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
Well-established access to a range of financial markets and assured sources of alternate liquidity.


Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.


If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's

--------------

(1) The ratings indicated herein are believed to be the most recent ratings available at the date of this statement of additional information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the fund's fiscal year-end.

makes no representation and gives no opinion on the legal validity or enforceability of any support arrangements.


MOODY'S DEBT RATINGS


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.


A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Issues that are secured by escrowed funds held in trust, reinvested in direct, non-callable US government obligations or noncallable obligations unconditionally guaranteed by the US Government or Resolution Funding Corporation are identified with a # (hatchmark) symbol, e.g., #Aaa.

Con. (...): Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by a) earnings of projects under construction, b) earnings of projects unseasoned in operation experience, c) rentals which begin when facilities are completed, or d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition


Moody's assigns ratings to individual long-term debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program's relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below. For notes with any of the following characteristics, the rating of the individual note may differ from the indicated rating of the program:


1) Notes containing features which link the cash flow and/or market value to the credit performance of any third party or parties.
2) Notes allowing for negative coupons, or negative principal.
3) Notes containing any provision which could obligate the investor to make any additional payments.


Market participants must determine whether any particular note is rated, and if so, at what rating level.


Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


MOODY'S PREFERRED STOCK RATINGS


Because of the fundamental differences between preferred stocks and bonds, Moody's employs a variation of Moody's familiar bond rating symbols in the quality ranking of preferred stock. These symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.


aaa: An issue rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.


aa: An issue rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.


a: An issue rated a is considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.


baa: An issue rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.


ba: An issue rated ba is considered to have speculative elements. Its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.


b: An issue rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.


caa: An issue rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.


ca: An issue rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.


c: This is the lowest-rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.


Note: As in the case of bond ratings, Moody's applies to preferred stock ratings the numerical modifiers 1, 2, and 3 in rating classifications aa through b. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS


A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.


D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

STANDARD & POOR'S LONG-TERM ISSUE CREDIT RATINGS


Issue credit ratings are based, in varying degrees, on the following considerations:


Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
Nature of and provisions of the obligation;
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.


AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.


C: A subordinated debt or preferred stock obligation rated C is CURRENTLY HIGHLY VULNERABLE to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.


D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.


N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.


LOCAL CURRENCY AND FOREIGN CURRENCY RISKS


Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

20. APPENDIX C - PERFORMANCE STATISTICS

                           PIONEER CASH RESERVES FUND
                                 CLASS A SHARES

                                                 SALES                          NET ASSET      INITIAL NET
                  INITIAL        OFFERING        CHARGE         SHARES          VALUE PER      ASSET
DATE              INVESTMENT     PRICE           INCLUDED       PURCHASED       SHARE          VALUE
6/22/87           $10,000        $1.0000         0.00%          10,000.000      $1.0000        $10,000

                                 VALUE OF SHARES
                    (DIVIDENDS AND CAPITAL GAINS REINVESTED)

                                    FROM CAPITAL
                       FROM                GAINS        FROM DIVIDENDS
DATE             INVESTMENT           REINVESTED            REINVESTED          TOTAL VALUE
12/31/90            $10,000                   $0                $2,985              $12,985
12/31/91            $10,000                   $0                $3,672              $13,672
12/31/92            $10,000                   $0                $4,091              $14,091
12/31/93            $10,000                   $0                $4,438              $14,438
12/31/94            $10,000                   $0                $4,954              $14,954
12/31/95            $10,000                   $0                $5,727              $15,727
12/31/96            $10,000                   $0                $6,458              $16,458
12/31/97            $10,000                   $0                $7,245              $17,245
12/31/98            $10,000                   $0                $8,080              $18,080
12/31/99            $10,000                   $0                $8,845              $18,845
12/31/00            $10,000                   $0                $9,886              $19,886

Past performance does not guarantee future results. Return and share price fluctuate and your shares when redeemed may be worth more or less than your original cost.

                           PIONEER CASH RESERVES FUND
                                 CLASS B SHARES

                                                 SALES                          NET ASSET      INITIAL NET
                  INITIAL        OFFERING        CHARGE         SHARES          VALUE PER      ASSET
DATE              INVESTMENT     PRICE           INCLUDED       PURCHASED       SHARE          VALUE
3/31/95           $10,000        $1.0000         0.00%          10,000.000      $1.0000        $10,000

                                 VALUE OF SHARES
                    (DIVIDENDS AND CAPITAL GAINS REINVESTED)

                                       FROM CAPITAL            FROM
                             FROM             GAINS       DIVIDENDS           CDSC IF           TOTAL
DATE                   INVESTMENT        REINVESTED      REINVESTED          REDEEMED           VALUE         CDSC %
12/31/95                  $10,000                $0            $328              $400         $ 9,928           4.00
12/31/96                  $10,000                $0            $722              $400         $10,322           4.00
12/31/97                  $10,000                $0          $1,140              $300         $10,840           3.00
12/31/98                  $10,000                $0          $1,581              $300         $11,281           3.00
12/31/99                  $10,000                $0          $1,970              $200         $11,770           2.00
12/31/00                  $10,000                $0          $2,525              $100         $12,425           1.00

Past performance does not guarantee future results. Return and share price fluctuate and your shares when redeemed may be worth more or less than your original cost.

                           PIONEER CASH RESERVES FUND
                                 CLASS C SHARES

                                                 SALES                          NET ASSET      INITIAL NET
                  INITIAL        OFFERING        CHARGE         SHARES          VALUE PER      ASSET
DATE              INVESTMENT     PRICE           INCLUDED       PURCHASED       SHARE          VALUE
1/31/96           $10,000        $1.0000         0.00%          10,000.000      $1.0000        $10,000

                                 VALUE OF SHARES
                    (DIVIDENDS AND CAPITAL GAINS REINVESTED)

                                       FROM CAPITAL           FROM
                             FROM             GAINS       DIVIDENDS           CDSC IF           TOTAL
DATE                   INVESTMENT        REINVESTED      REINVESTED          REDEEMED           VALUE         CDSC %
12/31/96                  $10,000                $0            $335              $100         $10,235           1.00
12/31/97                  $10,000                $0            $744                 0         $10,744           0.00
12/31/98                  $10,000                $0          $1,186                 0         $11,186           0.00
12/31/99                  $10,000                $0          $1,560                 0         $11,560           0.00
12/31/00                  $10,000                $0          $2,084                 0         $12,084           0.00

Past performance does not guarantee future results. Return and share price fluctuate and your shares when redeemed may be worth more or less than your original cost.

COMPARATIVE PERFORMANCE INDEX DESCRIPTIONS









The following securities indices are well known, unmanaged measures of market performance. Advertisements and sales literature for the fund may refer to these indices or may present comparisons between the performance of the fund and one or more of the indices. Other indices may also be used, if appropriate. The indices are not available for direct investment. The data presented are not meant to be indicative of the performance of the fund, do not reflect past performance and do not guarantee future results.


S&P 500. This index is a readily available, carefully constructed, market value weighted benchmark of common stock performance. Currently, the S&P 500 includes 500 of the largest stocks (in terms of stock market value) in the U.S.


DOW JONES INDUSTRIAL AVERAGE. This is a total return index based on the performance of stocks of 30 blue chip companies widely held by individuals and institutional investors. The 30 stocks represent about a fifth of the $8 trillion-plus market value of all U.S. stocks and about a fourth of the value of stocks listed on the New York Stock Exchange (NYSE).


U.S. SMALL STOCK INDEX. This index is a market value weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over-the-counter with the same or less capitalization as the upper bound of the NYSE ninth decile.


U.S. INFLATION. The Consumer Price Index for All Urban Consumers (CPI-U), not seasonally adjusted, is used to measure inflation, which is the rate of change of consumer goods prices. Unfortunately, the inflation rate as derived by the CPI is not measured over the same period as the other asset returns. All of the security returns are measured from one month-end to the next month-end. CPI commodity prices are collected during the month. Thus, measured inflation rates lag the other series by about one-half month. Prior to January 1978, the CPI (as compared with CPI-U) was used. Both inflation measures are constructed by the U.S. Department of Labor, Bureau of Labor Statistics, Washington, DC.


S&P/BARRA INDEXES. The S&P/BARRA Growth and Value Indexes are constructed by dividing the stocks in the S&P 500 according to price-to-book ratios. The Growth Index contains stocks with higher price-to-book ratios, and the Value Index contains stocks with lower price-to-book ratios. Both indexes are market capitalization weighted.


MERRILL LYNCH MICRO-CAP INDEX. The Merrill Lynch Micro-Cap Index represents the performance of 1,980 stocks ranging in market capitalization from $50 million to $125 million. Index returns are calculated monthly.


MERRILL LYNCH HIGH YIELD MASTER II INDEX. This index is a market capitalization weighted total return index covering U.S. dollar-denominated high-yield bonds. Qualifying bonds must have at least $100 million par amount outstanding, a remaining term to maturity greater than or equal to one year, and a credit rating less than BBB3 but not in default (based on the composite of Moody's and Standard & Poor's). The index includes deferred interest and pay-in-kind bonds, but excludes structured notes, floating rate notes and other variable coupon securities. The index also excludes emerging markets debt (issuers domiciled in below investment grade rated countries). Index constituents are rebalanced monthly on the last calendar day of the month. Index values are calculated daily.


MERRILL LYNCH INDEX OF CONVERTIBLE BONDS (SPECULATIVE QUALITY). This is a market capitalization weighted index including all mandatory and non-mandatory domestic corporate convertible securities with at least an original par of $50 million or a $50 million market value; securities dropping below a market value of $40 million are excluded. Returns are calculated weekly based on Thursday's closing prices and are linked monthly. All securities must be convertible to common stock only. Quality range is D3-BB1 based on composite Moody's and Standard & Poor's ratings.


LONG-TERM U.S. GOVERNMENT BONDS. The total returns on long-term government bonds after 1977 are constructed with data from The Wall Street Journal and are calculated as the change in the flat price or and-interest price. From 1926 to 1976, data are obtained from the government bond file at the Center for Research in Security Prices (CRSP), Graduate School of Business, University of Chicago. Each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon was used and whose returns did not reflect potential tax benefits, impaired negotiability or special redemption or call privileges. Where callable bonds had to be used, the term of the bond was assumed to be a simple average of the maturity and first call dates minus the current date. The bond was "held" for the calendar year and returns were computed.


INTERMEDIATE-TERM U.S. GOVERNMENT BONDS. Total returns of intermediate-term government bonds after 1987 are calculated from The Wall Street Journal prices, using the change in flat price. Returns from 1934 to 1986 are obtained from the CRSP government bond file.


Each year, one-bond portfolios are formed, the bond chosen is the shortest noncallable bond with a maturity not less than five years, and this bond is "held" for the calendar year. Monthly returns are computed. (Bonds with impaired negotiability or special redemption privileges are omitted, as are partially or fully tax-exempt bonds starting with 1943.) From 1934 to 1942, almost all bonds with maturities near five years were partially or fully tax-exempt and were selected using the rules described above. Personal tax rates were generally low in that period, so that yields on tax-exempt bonds were similar to yields on taxable bonds. From 1926 to 1933, there are few bonds suitable for construction of a series with a five-year maturity. For this period, five-year bond yield estimates are used.


MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") INDICES. These indices are in U.S. dollar terms with or without dividends reinvested and measure the performance of developed and emerging stock markets in individual countries and regions around the world. MSCI All Country indices represent both the developed and the emerging markets for a particular region. The Free indices exclude shares which are not readily purchased by non-local investors. These indices are unmanaged. MSCI covers thousands of securities in 51 stock markets around the world. Several Pioneer mutual funds that invest in international securities compare their performance to various MSCI indices.


6-MONTH CDS. Data sources include the Federal Reserve Bulletin and The Wall Street Journal.


LONG-TERM U.S. CORPORATE BONDS. Since 1969, corporate bond total returns are represented by the Salomon Brothers Long-Term High-Grade Corporate Bond Index. As most large corporate bond transactions take place over-the-counter, a major dealer is the natural source of these data. The index includes nearly all Aaa-and Aa-rated bonds with at least 10 years to maturity. If a bond is downgraded during a particular month, its return for the month is included in the index before removing the bond from future portfolios.


From 1926 to 1968 the total returns were calculated by summing the capital appreciation returns and the income returns. For the period 1946 to 1968, Ibbotson and Sinquefield backdated the Salomon Brothers' index, using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers for 1969 to 1995. Capital appreciation returns were calculated from yields assuming (at the beginning of each monthly holding period) a 20-year maturity, a bond price equal to par, and a coupon equal to the beginning-of-period yield. For the period 1926 to 1945, Standard & Poor's monthly high-grade corporate composite yield data were used, assuming a 4% coupon and a 20-year maturity. The conventional present-value formula for bond price for the beginning and end-of-month prices was used. (This formula is presented in Ross, Stephen A., and Westerfield, Randolph W., Corporate Finance, Times Mirror/Mosby, St. Louis, 1990, p. 97 ["Level-Coupon Bonds"].) The monthly income return was assumed to be one-twelfth the coupon.


LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX - INTERMEDIATE. This index is comprised of securities with one to ten years to maturity. It includes Treasury and government agency securities, investment-grade corporate bonds and Yankee bonds.


U.S. (30-DAY) TREASURY BILLS. For the U.S. Treasury Bill Index, data from The Wall Street Journal are used after 1977; the CRSP government bond file is the source until 1976. Each month a one-bill portfolio containing the shortest-term bill having not less than one month to maturity is constructed. (The bill's original term to maturity is not relevant.) To measure holding period returns for the one-bill portfolio, the bill is priced as of the last trading day of the previous month-end and as of the last trading day of the current month.


NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS ("NAREIT") EQUITY REIT INDEX. All of the data are based upon the last closing price of the month for all tax-qualified REITs listed on the NYSE, AMEX and Nasdaq. The data are market-value-weighted. Prior to 1987 REITs were added to the index the January following their listing. Since 1987 newly formed or listed REITs are added to the total shares outstanding figure in the month that the shares are issued. Only common shares issued by the REIT are included in the index. The total return calculation is based upon the weighting at the beginning of the period. Only those REITs listed for the entire period are used in the total return calculation. Dividends are included in the month based upon their payment date. There is no smoothing of income. Liquidating dividends, whether full or partial, are treated as income.


RUSSELL U.S. EQUITY INDEXES. The Russell 3000-Registered Trademark- Index (the "Russell 3000") is comprised of the 3,000 largest U.S. companies as determined by market capitalization representing approximately 98% of the U.S. equity market. The average market capitalization is approximately $5.1 billion. The Russell 2500-TM- Index measures performance of the 2,500 smallest companies in the Russell 3000. The average market capitalization is approximately $958.8 million, and the largest company in the index has an approximate market capitalization of $4 billion. The Russell 2000-Registered Trademark- Index measures performance of the 2,000 smallest stocks in the Russell 3000; the largest company in the index has a market capitalization of approximately $1.5 billion. The Russell 1000-Registered Trademark- Index (the "Russell 1000") measures the performance of the 1,000 largest companies in the Russell 3000. The average market capitalization is approximately $14.1 billion. The smallest company in the index has an approximate market capitalization of $1.6 billion. The Russell Midcap-Registered Trademark- Index measures performance of the 800 smallest companies in the Russell 1000. The largest company in the index has an approximate market capitalization of $13 billion. The Russell 1000-Registered Trademark- Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000-Registered Trademark- Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.


The Russell indexes are reconstituted annually as of June 30, based on May 31 market capitalizations.


WILSHIRE REAL ESTATE SECURITIES INDEX. The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as REITs and real estate operating companies ("REOCs"). The index is capitalization-weighted. As of July 31, 2000, 112 companies were included in the index, with a total market cap of $133.753 billion. At
December 31, 2000, the companies in the index were 92.92% equity and hybrid REITs and 7.08% REOCs.


STANDARD & POOR'S MIDCAP 400 INDEX. The S&P 400 is a market-capitalization-weighted index. The performance data for the index were calculated by taking the stocks presently in the index and tracking them backwards in time as long as there were prices reported. No attempt was made to determine what stocks "might have been" in the S&P 400 five or ten years ago had it existed. Dividends are reinvested on a monthly basis prior to June 30, 1991, and are reinvested daily thereafter.


LIPPER INDEXES. These indexes represent equally weighted performance, adjusted for capital gain distributions and income dividends, of mutual funds that are considered peers of the Pioneer mutual funds. Lipper, Inc. is an independent firm that tracks mutual fund performance.


LEHMAN BROTHERS AGGREGATE BOND INDEX. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index, the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Commercial Mortgage-Backed Securities Index. The index is a recognized measure of the performance of the U.S. investment grade fixed rate bond market.


BANK SAVINGS ACCOUNT. Data sources include the U.S. League of Savings Institutions Sourcebook; average annual yield on savings deposits in FSLIC [FDIC] insured savings institutions for the years 1963 to 1987; and The Wall Street Journal thereafter.


NASDAQ COMPOSITE INDEX. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The index is market-value weighted. The Nasdaq Composite includes over 5,000 companies and is one of the most widely followed and quoted major market indices because it is so broad-based.


Sources: Ibbotson Associates, Towers Data Systems, Lipper, Inc. and PIM-USA

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                                   DOW                                 S&P/          S&P/       MERRILL
                                 JONES   U.S. SMALL                   BARRA         BARRA         LYNCH
                      S&P   INDUSTRIAL        STOCK        U.S.         500           500     MICRO-CAP
                      500      AVERAGE        INDEX   INFLATION      GROWTH         VALUE         INDEX
--------------------------------------------------------------------------------------------------------
Dec 1925              N/A          N/A          N/A         N/A         N/A           N/A           N/A
Dec 1926              N/A          N/A         0.28       -1.49         N/A           N/A           N/A
Dec 1927              N/A          N/A        22.10       -2.08         N/A           N/A           N/A
Dec 1928            43.60          N/A        39.69       -0.97         N/A           N/A           N/A
Dec 1929            -8.55          N/A       -51.36        0.20         N/A           N/A           N/A
Dec 1930           -24.78          N/A       -38.15       -6.03         N/A           N/A           N/A
Dec 1931           -43.13          N/A       -49.75       -9.52         N/A           N/A           N/A
Dec 1932            -8.26          N/A        -5.39      -10.30         N/A           N/A           N/A
Dec 1933            54.20          N/A       142.87        0.51         N/A           N/A           N/A
Dec 1934            -1.52          N/A        24.22        2.03         N/A           N/A           N/A
Dec 1935            47.61          N/A        40.19        2.99         N/A           N/A           N/A
Dec 1936            33.74          N/A        64.80        1.21         N/A           N/A           N/A
Dec 1937           -34.73          N/A       -58.01        3.10         N/A           N/A           N/A
Dec 1938            30.76          N/A        32.80       -2.78         N/A           N/A           N/A
Dec 1939            -0.38          N/A         0.35       -0.48         N/A           N/A           N/A
Dec 1940            -9.77          N/A        -5.16        0.96         N/A           N/A           N/A
Dec 1941           -11.59          N/A        -9.00        9.72         N/A           N/A           N/A
Dec 1942            20.15          N/A        44.51        9.29         N/A           N/A           N/A
Dec 1943            25.63          N/A        88.37        3.16         N/A           N/A           N/A
Dec 1944            19.53          N/A        53.72        2.11         N/A           N/A           N/A
Dec 1945            36.31          N/A        73.61        2.25         N/A           N/A           N/A
Dec 1946            -8.02          N/A       -11.63       18.16         N/A           N/A           N/A
Dec 1947             5.63          N/A         0.92        9.01         N/A           N/A           N/A
Dec 1948             5.37          N/A        -2.11        2.71         N/A           N/A           N/A
Dec 1949            18.60          N/A        19.75       -1.80         N/A           N/A           N/A
Dec 1950            31.46          N/A        38.75        5.79         N/A           N/A           N/A
Dec 1951            23.97          N/A         7.80        5.87         N/A           N/A           N/A
Dec 1952            18.16          N/A         3.03        0.88         N/A           N/A           N/A
Dec 1953            -0.94          N/A        -6.49        0.62         N/A           N/A           N/A
Dec 1954            52.27          N/A        60.58       -0.50         N/A           N/A           N/A
Dec 1955            31.41          N/A        20.44        0.37         N/A           N/A           N/A
Dec 1956             6.48          N/A         4.28        2.86         N/A           N/A           N/A
Dec 1957           -10.72          N/A       -14.57        3.02         N/A           N/A           N/A
Dec 1958            43.15          N/A        64.89        1.76         N/A           N/A           N/A
Dec 1959            11.95          N/A        16.40        1.50         N/A           N/A           N/A
Dec 1960             0.45        -6.12        -3.29        1.48         N/A           N/A           N/A
Dec 1961            26.88        22.64        32.09        0.67         N/A           N/A           N/A
Dec 1962            -8.66        -7.46       -11.90        1.22         N/A           N/A           N/A
Dec 1963            22.76        20.86        23.57        1.65         N/A           N/A           N/A

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                                   DOW                                 S&P/          S&P/       MERRILL
                                 JONES   U.S. SMALL                   BARRA         BARRA         LYNCH
                      S&P   INDUSTRIAL        STOCK        U.S.         500           500     MICRO-CAP
                      500      AVERAGE        INDEX   INFLATION      GROWTH         VALUE         INDEX
--------------------------------------------------------------------------------------------------------
Dec 1964            16.43        18.92        23.52        1.19         N/A           N/A           N/A
Dec 1965            12.46        14.39        41.75        1.92         N/A           N/A           N/A
Dec 1966           -10.02       -15.85        -7.01        3.35         N/A           N/A           N/A
Dec 1967            23.89        19.22        83.57        3.04         N/A           N/A           N/A
Dec 1968            11.04         7.94        35.97        4.72         N/A           N/A           N/A
Dec 1969            -8.40       -11.84       -25.05        6.11         N/A           N/A           N/A
Dec 1970             3.89         9.28       -17.43        5.49         N/A           N/A           N/A
Dec 1971            14.22         9.89        16.50        3.36         N/A           N/A           N/A
Dec 1972            18.96        18.52         4.43        3.41         N/A           N/A           N/A
Dec 1973           -14.67       -13.29       -30.90        8.80         N/A           N/A           N/A
Dec 1974           -26.31       -23.73       -19.95       12.20         N/A           N/A           N/A
Dec 1975            37.14        44.87        52.82        7.01       31.72         43.38           N/A
Dec 1976            23.81        22.93        57.38        4.81       13.84         34.93           N/A
Dec 1977            -7.19       -12.84        25.38        6.77      -11.82         -2.57           N/A
Dec 1978             6.52         2.81        23.46        9.03        6.78          6.16         27.76
Dec 1979            18.45        10.68        43.46       13.31       15.72         21.16         43.18
Dec 1980            32.45        22.13        39.88       12.40       39.40         23.59         32.32
Dec 1981            -4.88        -3.65        13.88        8.94       -9.81          0.02          9.18
Dec 1982            21.50        27.20        28.01        3.87       22.03         21.04         33.62
Dec 1983            22.46        26.05        39.67        3.80       16.24         28.89         42.44
Dec 1984             6.22         1.35        -6.67        3.95        2.33         10.52        -14.97
Dec 1985            31.64        33.62        24.66        3.77       33.31         29.68         22.89
Dec 1986            18.62        27.25         6.85        1.13       14.50         21.67          3.45
Dec 1987             5.18         5.55        -9.30        4.41        6.50          3.68        -13.84
Dec 1988            16.50        16.21        22.87        4.42       11.95         21.67         22.76
Dec 1989            31.59        32.24        10.18        4.65       36.40         26.13          8.06
Dec 1990            -3.11        -0.54       -21.56        6.11        0.20         -6.85        -29.55
Dec 1991            30.34        24.25        44.63        3.06       38.37         22.56         57.44
Dec 1992             7.61         7.40        23.35        2.90        5.07         10.53         36.62
Dec 1993            10.03        16.97        20.98        2.75        1.68         18.60         31.32
Dec 1994             1.36         5.02         3.11        2.67        3.13         -0.63          1.81
Dec 1995            37.44        36.94        34.46        2.54       38.13         37.00         30.70
Dec 1996            22.90        28.91        17.62        3.32       23.98         21.99         13.88
Dec 1997            33.32        24.91        22.78        1.70       36.38         29.99         24.61
Dec 1998            28.52        18.16        -7.31        1.61       42.15         14.68         -6.15
Dec 1999            21.01        27.29        29.79        2.81       28.25         12.72         40.04
Dec 2000            -9.11        -4.69        -3.59        3.86      -22.08          6.08         -6.13

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                     LONG-     INTERMEDIATE-        MSCI                      LONG-                     LEHMAN
                      TERM         TERM U.S.        EAFE         6-       TERM U.S.                      BROS.      U.S.
                U.S. GOV'T        GOVERNMENT     (NET OF      MONTH       CORPORATE               GOV'T/CREDIT    T-BILL
                     BONDS             BONDS      TAXES)        CDS           BONDS               INTERMEDIATE  (30-DAY)
-------------------------------------------------------------------------------------------------------------------------
Dec 1925               N/A               N/A         N/A        N/A             N/A                        N/A       N/A
Dec 1926              7.77              5.38         N/A        N/A            7.37                        N/A      3.27
Dec 1927              8.93              4.52         N/A        N/A            7.44                        N/A      3.12
Dec 1928              0.10              0.92         N/A        N/A            2.84                        N/A      3.56
Dec 1929              3.42              6.01         N/A        N/A            3.27                        N/A      4.75
Dec 1930              4.66              6.72         N/A        N/A            7.98                        N/A      2.41
Dec 1931             -5.31             -2.32         N/A        N/A           -1.85                        N/A      1.07
Dec 1932             16.84              8.81         N/A        N/A           10.82                        N/A      0.96
Dec 1933             -0.07              1.83         N/A        N/A           10.38                        N/A      0.30
Dec 1934             10.03              9.00         N/A        N/A           13.84                        N/A      0.16
Dec 1935              4.98              7.01         N/A        N/A            9.61                        N/A      0.17
Dec 1936              7.52              3.06         N/A        N/A            6.74                        N/A      0.18
Dec 1937              0.23              1.56         N/A        N/A            2.75                        N/A      0.31
Dec 1938              5.53              6.23         N/A        N/A            6.13                        N/A     -0.02
Dec 1939              5.94              4.52         N/A        N/A            3.97                        N/A      0.02
Dec 1940              6.09              2.96         N/A        N/A            3.39                        N/A      0.00
Dec 1941              0.93              0.50         N/A        N/A            2.73                        N/A      0.06
Dec 1942              3.22              1.94         N/A        N/A            2.60                        N/A      0.27
Dec 1943              2.08              2.81         N/A        N/A            2.83                        N/A      0.35
Dec 1944              2.81              1.80         N/A        N/A            4.73                        N/A      0.33
Dec 1945             10.73              2.22         N/A        N/A            4.08                        N/A      0.33
Dec 1946             -0.10              1.00         N/A        N/A            1.72                        N/A      0.35
Dec 1947             -2.62              0.91         N/A        N/A           -2.34                        N/A      0.50
Dec 1948              3.40              1.85         N/A        N/A            4.14                        N/A      0.81
Dec 1949              6.45              2.32         N/A        N/A            3.31                        N/A      1.10
Dec 1950              0.06              0.70         N/A        N/A            2.12                        N/A      1.20
Dec 1951             -3.93              0.36         N/A        N/A           -2.69                        N/A      1.49
Dec 1952              1.16              1.63         N/A        N/A            3.52                        N/A      1.66
Dec 1953              3.64              3.23         N/A        N/A            3.41                        N/A      1.82
Dec 1954              7.19              2.68         N/A        N/A            5.39                        N/A      0.86
Dec 1955             -1.29             -0.65         N/A        N/A            0.48                        N/A      1.57
Dec 1956             -5.59             -0.42         N/A        N/A           -6.81                        N/A      2.46
Dec 1957              7.46              7.84         N/A        N/A            8.71                        N/A      3.14
Dec 1958             -6.09             -1.29         N/A        N/A           -2.22                        N/A      1.54
Dec 1959             -2.26             -0.39         N/A        N/A           -0.97                        N/A      2.95
Dec 1960             13.78             11.76         N/A        N/A            9.07                        N/A      2.66

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                     LONG-     INTERMEDIATE-        MSCI                     LONG-           LEHMAN
                      TERM         TERM U.S.        EAFE         6-      TERM U.S.            BROS.         U.S.
                U.S. GOV'T        GOVERNMENT     (NET OF      MONTH      CORPORATE     GOV'T/CREDIT       T-BILL
                     BONDS             BONDS      TAXES)        CDS          BONDS     INTERMEDIATE     (30-DAY)
-----------------------------------------------------------------------------------------------------------------
Dec 1961              0.97              1.85         N/A        N/A           4.82              N/A         2.13
Dec 1962              6.89              5.56         N/A        N/A           7.95              N/A         2.73
Dec 1963              1.21              1.64         N/A        N/A           2.19              N/A         3.12
Dec 1964              3.51              4.04         N/A       4.17           4.77              N/A         3.54
Dec 1965              0.71              1.02         N/A       4.68          -0.46              N/A         3.93
Dec 1966              3.65              4.69         N/A       5.76           0.20              N/A         4.76
Dec 1967             -9.18              1.01         N/A       5.47          -4.95              N/A         4.21
Dec 1968             -0.26              4.54         N/A       6.45           2.57              N/A         5.21
Dec 1969             -5.07             -0.74         N/A       8.70          -8.09              N/A         6.58
Dec 1970             12.11             16.86      -11.66       7.06          18.37              N/A         6.52
Dec 1971             13.23              8.72       29.59       5.36          11.01              N/A         4.39
Dec 1972              5.69              5.16       36.35       5.39           7.26              N/A         3.84
Dec 1973             -1.11              4.61      -14.92       8.60           1.14             3.34         6.93
Dec 1974              4.35              5.69      -23.16      10.20          -3.06             5.86         8.00
Dec 1975              9.20              7.83       35.39       6.51          14.64             9.49         5.80
Dec 1976             16.75             12.87        2.54       5.22          18.65            12.33         5.08
Dec 1977             -0.69              1.41       18.06       6.11           1.71             3.31         5.12
Dec 1978             -1.18              3.49       32.62      10.21          -0.07             2.12         7.18
Dec 1979             -1.23              4.09        4.75      11.90          -4.18             5.99        10.38
Dec 1980             -3.95              3.91       22.58      12.33          -2.76             6.42        11.24
Dec 1981              1.86              9.45       -2.28      15.50          -1.24            10.51        14.71
Dec 1982             40.36             29.10       -1.86      12.18          42.56            26.11        10.54
Dec 1983              0.65              7.41       23.69       9.65           6.26             8.60         8.80
Dec 1984             15.48             14.02        7.38      10.65          16.86            14.37         9.85
Dec 1985             30.97             20.33       56.16       7.82          30.09            18.06         7.72
Dec 1986             24.53             15.14       69.44       6.30          19.85            13.13         6.16
Dec 1987             -2.71              2.90       24.63       6.59          -0.27             3.66         5.47
Dec 1988              9.67              6.10       28.27       8.15          10.70             6.67         6.35
Dec 1989             18.11             13.29       10.54       8.27          16.23            12.77         8.37
Dec 1990              6.18              9.73      -23.45       7.85           6.78             9.16         7.81
Dec 1991             19.30             15.46       12.13       4.95          19.89            14.62         5.60
Dec 1992              8.05              7.19      -12.17       3.27           9.39             7.17         3.51
Dec 1993             18.24             11.24       32.56       2.88          13.19             8.79         2.90
Dec 1994             -7.77             -5.14        7.78       5.40          -5.76            -1.93         3.90
Dec 1995             31.67             16.80       11.21       5.21          27.20            15.33         5.60
Dec 1996             -0.93              2.10        6.05       5.21           1.40             4.05         5.21
Dec 1997             15.85              8.38        1.78       5.71          12.95             7.87         5.26
Dec 1998             13.06             10.21       20.00       5.34          10.76             8.44         4.86
Dec 1999             -8.96             -1.77       26.96       5.43          -7.45             0.39         4.68
Dec 2000             21.48             12.59      -14.17       6.64          12.87            10.12         5.89

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                   NAREIT                                    WILSHIRE                  LIPPER           MSCI
                   EQUITY                       RUSSELL   REAL ESTATE                BALANCED       EMERGING        BANK
                     REIT    2000-Registered Trademark-    SECURITIES         S&P        FUND        MARKETS     SAVINGS
                    INDEX                         INDEX         INDEX         400       INDEX     FREE INDEX     ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Dec 1925              N/A                           N/A           N/A         N/A         N/A            N/A         N/A
Dec 1926              N/A                           N/A           N/A         N/A         N/A            N/A         N/A
Dec 1927              N/A                           N/A           N/A         N/A         N/A            N/A         N/A
Dec 1928              N/A                           N/A           N/A         N/A         N/A            N/A         N/A
Dec 1929              N/A                           N/A           N/A         N/A         N/A            N/A         N/A
Dec 1930              N/A                           N/A           N/A         N/A         N/A            N/A        5.30
Dec 1931              N/A                           N/A           N/A         N/A         N/A            N/A        5.10
Dec 1932              N/A                           N/A           N/A         N/A         N/A            N/A        4.10
Dec 1933              N/A                           N/A           N/A         N/A         N/A            N/A        3.40
Dec 1934              N/A                           N/A           N/A         N/A         N/A            N/A        3.50
Dec 1935              N/A                           N/A           N/A         N/A         N/A            N/A        3.10
Dec 1936              N/A                           N/A           N/A         N/A         N/A            N/A        3.20
Dec 1937              N/A                           N/A           N/A         N/A         N/A            N/A        3.50
Dec 1938              N/A                           N/A           N/A         N/A         N/A            N/A        3.50
Dec 1939              N/A                           N/A           N/A         N/A         N/A            N/A        3.40
Dec 1940              N/A                           N/A           N/A         N/A         N/A            N/A        3.30
Dec 1941              N/A                           N/A           N/A         N/A         N/A            N/A        3.10
Dec 1942              N/A                           N/A           N/A         N/A         N/A            N/A        3.00
Dec 1943              N/A                           N/A           N/A         N/A         N/A            N/A        2.90
Dec 1944              N/A                           N/A           N/A         N/A         N/A            N/A        2.80
Dec 1945              N/A                           N/A           N/A         N/A         N/A            N/A        2.50
Dec 1946              N/A                           N/A           N/A         N/A         N/A            N/A        2.20
Dec 1947              N/A                           N/A           N/A         N/A         N/A            N/A        2.30
Dec 1948              N/A                           N/A           N/A         N/A         N/A            N/A        2.30
Dec 1949              N/A                           N/A           N/A         N/A         N/A            N/A        2.40
Dec 1950              N/A                           N/A           N/A         N/A         N/A            N/A        2.50
Dec 1951              N/A                           N/A           N/A         N/A         N/A            N/A        2.60
Dec 1952              N/A                           N/A           N/A         N/A         N/A            N/A        2.70
Dec 1953              N/A                           N/A           N/A         N/A         N/A            N/A        2.80
Dec 1954              N/A                           N/A           N/A         N/A         N/A            N/A        2.90
Dec 1955              N/A                           N/A           N/A         N/A         N/A            N/A        2.90
Dec 1956              N/A                           N/A           N/A         N/A         N/A            N/A        3.00
Dec 1957              N/A                           N/A           N/A         N/A         N/A            N/A        3.30
Dec 1958              N/A                           N/A           N/A         N/A         N/A            N/A        3.38
Dec 1959              N/A                           N/A           N/A         N/A         N/A            N/A        3.53
Dec 1960              N/A                           N/A           N/A         N/A        5.77            N/A        3.86
Dec 1961              N/A                           N/A           N/A         N/A       20.59            N/A        3.90

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                   NAREIT                                    WILSHIRE                  LIPPER           MSCI
                   EQUITY                       RUSSELL   REAL ESTATE                BALANCED       EMERGING        BANK
                     REIT    2000-Registered Trademark-    SECURITIES         S&P        FUND        MARKETS     SAVINGS
                    INDEX                         INDEX         INDEX         400       INDEX     FREE INDEX     ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Dec 1962              N/A                           N/A           N/A         N/A       -6.80            N/A       4.08
Dec 1963              N/A                           N/A           N/A         N/A       13.10            N/A       4.17
Dec 1964              N/A                           N/A           N/A         N/A       12.36            N/A       4.19
Dec 1965              N/A                           N/A           N/A         N/A        9.80            N/A       4.23
Dec 1966              N/A                           N/A           N/A         N/A       -5.86            N/A       4.45
Dec 1967              N/A                           N/A           N/A         N/A       15.09            N/A       4.67
Dec 1968              N/A                           N/A           N/A         N/A       13.97            N/A       4.68
Dec 1969              N/A                           N/A           N/A         N/A       -9.01            N/A       4.80
Dec 1970              N/A                           N/A           N/A         N/A        5.62            N/A       5.14
Dec 1971              N/A                           N/A           N/A         N/A       13.90            N/A       5.30
Dec 1972             8.01                           N/A           N/A         N/A       11.13            N/A       5.37
Dec 1973           -15.52                           N/A           N/A         N/A      -12.24            N/A       5.51
Dec 1974           -21.40                           N/A           N/A         N/A      -18.71            N/A       5.96
Dec 1975            19.30                           N/A           N/A         N/A       27.10            N/A       6.21
Dec 1976            47.59                           N/A           N/A         N/A       26.03            N/A       6.23
Dec 1977            22.42                           N/A           N/A         N/A       -0.72            N/A       6.39
Dec 1978            10.34                           N/A         13.04         N/A        4.80            N/A       6.56
Dec 1979            35.86                         43.07         70.81         N/A       14.67            N/A       7.29
Dec 1980            24.37                         38.60         22.08         N/A       19.70            N/A       8.78
Dec 1981             6.00                          2.03          7.18         N/A        1.86            N/A      10.71
Dec 1982            21.60                         24.95         24.47       22.69       30.63            N/A      11.19
Dec 1983            30.64                         29.13         27.61       26.08       17.44            N/A       9.71
Dec 1984            20.93                         -7.30         20.64        1.18        7.46            N/A       9.92
Dec 1985            19.10                         31.05         20.14       35.59       29.83            N/A       9.02
Dec 1986            19.16                          5.68         20.30       16.21       18.43            N/A       7.84
Dec 1987            -3.64                         -8.80         -7.86       -2.04        4.13            N/A       6.92
Dec 1988            13.49                         25.02         24.18       20.87       11.18          40.43       7.20
Dec 1989             8.84                         16.26          2.37       35.55       19.70          64.96       7.91
Dec 1990           -15.35                        -19.48        -33.46       -5.12        0.66         -10.55       7.80
Dec 1991            35.70                         46.04         20.03       50.10       25.83          59.91       4.61
Dec 1992            14.59                         18.41          7.36       11.91        7.46          11.40       2.89
Dec 1993            19.65                         18.88         15.24       13.95       11.95          74.83       2.73
Dec 1994             3.17                         -1.82          1.64       -3.58       -2.05          -7.32       4.96
Dec 1995            15.27                         28.45         13.65       30.95       24.89          -5.21       5.24
Dec 1996            35.26                         16.50         36.87       19.20       13.05           6.03       4.95
Dec 1997            20.29                         22.36         19.80       32.25       20.30         -11.59       5.17
Dec 1998           -17.51                         -2.55        -17.43       19.11       15.09         -25.34       4.63
Dec 1999            -4.62                         21.26         14.72       14.72        8.98          66.41       5.29
Dec 2000            25.77                         -3.02         30.74       17.50        2.39         -30.61       3.71

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                 MSCI       MSCI ALL                            MERRILL LYNCH
                  ALL   COUNTRY (AC)                   MERRILL       INDEX OF                                               LIPPER
              COUNTRY           ASIA       LEHMAN        LYNCH    CONVERTIBLE                                  LIPPER     GROWTH &
            (AC) ASIA        PACIFIC     BROTHERS   HIGH YIELD          BONDS                      RUSSELL     GROWTH       INCOME
                 FREE           FREE    AGGREGATE    MASTER II   (SPECULATIVE   1000-Registered Trademark-       FUND         FUND
             EX JAPAN       EX JAPAN   BOND INDEX        INDEX       QUALITY)                        INDEX      INDEX        INDEX
----------------------------------------------------------------------------------------------------------------------------------
Dec 1925          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1926          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1927          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1928          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1929          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1930          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1931          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1932          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1933          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1934          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1935          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1936          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1937          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1938          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1939          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1940          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1941          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1942          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1943          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1944          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1945          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1946          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1947          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1948          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1949          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1950          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1951          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1952          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1953          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1954          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1955          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1956          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1957          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1958          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1959          N/A            N/A          N/A          N/A            N/A                          N/A        N/A          N/A
Dec 1960          N/A            N/A          N/A          N/A            N/A                          N/A       6.36         3.04
Dec 1961          N/A            N/A          N/A          N/A            N/A                          N/A      30.16        26.00

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                         MSCI ALL                                  MERRILL
                  MSCI    COUNTRY                                    LYNCH
                   ALL       (AC)                   MERRILL       INDEX OF                                               LIPPER
               COUNTRY       ASIA       LEHMAN        LYNCH    CONVERTIBLE                                  LIPPER     GROWTH &
             (AC) ASIA    PACIFIC     BROTHERS   HIGH YIELD          BONDS                      RUSSELL     GROWTH       INCOME
                  FREE       FREE    AGGREGATE    MASTER II   (SPECULATIVE   1000-Registered Trademark-       FUND         FUND
              EX JAPAN   EX JAPAN   BOND INDEX        INDEX       QUALITY)                        INDEX      INDEX        INDEX
-------------------------------------------------------------------------------------------------------------------------------
Dec 1962           N/A        N/A          N/A          N/A            N/A                          N/A     -16.84       -11.87
Dec 1963           N/A        N/A          N/A          N/A            N/A                          N/A      22.43        19.10
Dec 1964           N/A        N/A          N/A          N/A            N/A                          N/A      14.99        15.23
Dec 1965           N/A        N/A          N/A          N/A            N/A                          N/A      26.61        19.00
Dec 1966           N/A        N/A          N/A          N/A            N/A                          N/A      -1.80        -6.04
Dec 1967           N/A        N/A          N/A          N/A            N/A                          N/A      45.31        27.59
Dec 1968           N/A        N/A          N/A          N/A            N/A                          N/A      15.34        15.29
Dec 1969           N/A        N/A          N/A          N/A            N/A                          N/A     -10.62       -11.80
Dec 1970           N/A        N/A          N/A          N/A            N/A                          N/A      -8.57         1.10
Dec 1971           N/A        N/A          N/A          N/A            N/A                          N/A      26.17        13.77
Dec 1972           N/A        N/A          N/A          N/A            N/A                          N/A      18.08        12.87
Dec 1973           N/A        N/A          N/A          N/A            N/A                          N/A     -24.75       -14.27
Dec 1974           N/A        N/A          N/A          N/A            N/A                          N/A     -30.73       -20.85
Dec 1975           N/A        N/A          N/A          N/A            N/A                          N/A      32.83        34.62
Dec 1976           N/A        N/A        15.60          N/A            N/A                          N/A      20.07        25.66
Dec 1977           N/A        N/A         3.04          N/A            N/A                          N/A      -2.62        -3.64
Dec 1978           N/A        N/A         1.39          N/A            N/A                          N/A      12.53         7.99
Dec 1979           N/A        N/A         1.93          N/A            N/A                        22.31      29.29        23.87
Dec 1980           N/A        N/A         2.71          N/A            N/A                        31.88      38.67        28.27
Dec 1981           N/A        N/A         6.25          N/A            N/A                        -5.10      -6.82        -1.39
Dec 1982           N/A        N/A        32.62          N/A            N/A                        20.30      24.04        24.17
Dec 1983           N/A        N/A         8.36          N/A            N/A                        22.13      21.35        22.76
Dec 1984           N/A        N/A        15.15          N/A            N/A                         4.75      -3.60         4.29
Dec 1985           N/A        N/A        22.10          N/A            N/A                        32.27      30.14        28.55
Dec 1986           N/A        N/A        15.26          N/A            N/A                        17.87      15.59        17.63
Dec 1987           N/A        N/A         2.76         4.47            N/A                         2.94       3.25         2.64
Dec 1988         30.00      30.45         7.89        13.36          16.19                        17.23      14.13        18.35
Dec 1989         32.13      21.43        14.53         2.31           9.82                        30.42      27.47        23.73
Dec 1990         -6.54     -11.86         8.96        -4.36          -8.61                        -4.16      -5.41        -5.99
Dec 1991         30.98      32.40        16.00        39.17          37.53                        33.03      36.33        27.75
Dec 1992         21.81       9.88         7.40        17.44          24.06                         9.04       7.63         9.63
Dec 1993        103.39      84.94         9.75        16.69          19.37                        10.15      11.98        14.62
Dec 1994        -16.94     -12.59        -2.92        -1.03          -6.91                         0.38      -1.57        -0.41
Dec 1995          4.00      10.00        18.47        20.46          25.14                        37.77      32.65        31.14
Dec 1996         10.05       8.08         3.63        11.27          15.29                        22.45      17.53        20.67
Dec 1997        -40.31     -34.20         9.65        13.27          16.76                        32.85      28.03        26.88
Dec 1998         -7.79      -4.42         8.69         2.95          12.62                        27.02      25.69        13.58
Dec 1999         64.67      49.83        -0.82         2.51          38.91                        20.91      27.96        11.86
Dec 2000        -35.22     -29.97        11.63        -5.12          18.86                        -7.79     -10.88         0.39

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                               MSCI ALL
                                COUNTRY                       RUSSELL                       RUSSELL
              MSCI    MSCI   WORLD FREE    1000-Registered Trademark-    1000-Registered Trademark-          NASDAQ
            EUROPE   WORLD      EX U.S.                        GROWTH                         VALUE       COMPOSITE
             INDEX   INDEX        INDEX                         INDEX                         INDEX           INDEX
-------------------------------------------------------------------------------------------------------------------
Dec 1925       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1926       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1927       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1928       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1929       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1930       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1931       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1932       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1933       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1934       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1935       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1936       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1937       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1938       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1939       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1940       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1941       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1942       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1943       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1944       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1945       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1946       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1947       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1948       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1949       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1950       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1951       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1952       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1953       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1954       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1955       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1956       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1957       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1958       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1959       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1960       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1961       N/A     N/A          N/A                           N/A                           N/A             N/A

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                               MSCI ALL
                                COUNTRY                       RUSSELL                       RUSSELL
              MSCI    MSCI   WORLD FREE    1000-Registered Trademark-    1000-Registered Trademark-          NASDAQ
            EUROPE   WORLD      EX U.S.                        GROWTH                         VALUE       COMPOSITE
             INDEX   INDEX        INDEX                         INDEX                         INDEX           INDEX
-------------------------------------------------------------------------------------------------------------------
Dec 1962       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1963       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1964       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1965       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1966       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1967       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1968       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1969       N/A     N/A          N/A                           N/A                           N/A             N/A
Dec 1970    -10.64   -3.09          N/A                           N/A                           N/A             N/A
Dec 1971     26.33   18.36          N/A                           N/A                           N/A             N/A
Dec 1972     14.40   22.48          N/A                           N/A                           N/A           17.18
Dec 1973     -8.77  -15.24          N/A                           N/A                           N/A          -31.06
Dec 1974    -24.07  -25.47          N/A                           N/A                           N/A          -35.11
Dec 1975     41.45   32.80          N/A                           N/A                           N/A           29.76
Dec 1976     -7.80   13.40          N/A                           N/A                           N/A           26.10
Dec 1977     21.90    0.68          N/A                           N/A                           N/A            7.33
Dec 1978     21.88   16.52          N/A                           N/A                           N/A           12.31
Dec 1979     12.31   10.95          N/A                         23.91                         20.55           28.11
Dec 1980     11.90   25.67          N/A                         39.57                         24.41           33.88
Dec 1981    -12.46   -4.79          N/A                        -11.31                          1.26           -3.21
Dec 1982      3.97    9.71          N/A                         20.46                         20.04           18.67
Dec 1983     20.96   21.93          N/A                         15.98                         28.28           19.87
Dec 1984      0.62    4.72          N/A                         -0.95                         10.10          -11.22
Dec 1985     78.93   40.56          N/A                         32.85                         31.51           31.36
Dec 1986     43.85   41.89          N/A                         15.36                         19.98            7.36
Dec 1987      3.66   16.16          N/A                          5.31                          0.50           -5.26
Dec 1988     15.81   23.29        27.90                         11.27                         23.16           15.41
Dec 1989     28.51   16.61        12.03                         35.92                         25.19           19.26
Dec 1990     -3.85  -17.02       -22.74                         -0.26                         -8.08          -17.80
Dec 1991     13.11   18.28        13.96                         41.16                         24.61           56.84
Dec 1992     -4.71   -5.23       -10.97                          5.00                         13.81           15.45
Dec 1993     29.28   22.50        34.90                          2.90                         18.12           14.75
Dec 1994      2.28    5.08         6.63                          2.66                         -1.99           -3.20
Dec 1995     21.62   20.72         9.94                         37.19                         38.35           39.92
Dec 1996     21.09   13.48         6.68                         23.12                         21.64           22.71
Dec 1997     23.80   15.76         2.04                         30.49                         35.18           21.64
Dec 1998     28.53   24.34        14.46                         38.71                         15.63           39.63
Dec 1999     15.89   24.93        30.91                         33.16                          7.35           85.59
Dec 2000     -8.39  -13.18       -15.09                        -22.42                          7.01          -39.29

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                                   MSCI               MSCI
                      MSCI        WORLD        WORLD TELE-
                     WORLD       HEALTH      COMMUNICATION
                FINANCIALS         CARE           SERVICES
                     INDEX        INDEX              INDEX
-----------------------------------------------------------
Dec 1925               N/A          N/A                N/A
Dec 1926               N/A          N/A                N/A
Dec 1927               N/A          N/A                N/A
Dec 1928               N/A          N/A                N/A
Dec 1929               N/A          N/A                N/A
Dec 1930               N/A          N/A                N/A
Dec 1931               N/A          N/A                N/A
Dec 1932               N/A          N/A                N/A
Dec 1933               N/A          N/A                N/A
Dec 1934               N/A          N/A                N/A
Dec 1935               N/A          N/A                N/A
Dec 1936               N/A          N/A                N/A
Dec 1937               N/A          N/A                N/A
Dec 1938               N/A          N/A                N/A
Dec 1939               N/A          N/A                N/A
Dec 1940               N/A          N/A                N/A
Dec 1941               N/A          N/A                N/A
Dec 1942               N/A          N/A                N/A
Dec 1943               N/A          N/A                N/A
Dec 1944               N/A          N/A                N/A
Dec 1945               N/A          N/A                N/A
Dec 1946               N/A          N/A                N/A
Dec 1947               N/A          N/A                N/A
Dec 1948               N/A          N/A                N/A
Dec 1949               N/A          N/A                N/A
Dec 1950               N/A          N/A                N/A
Dec 1951               N/A          N/A                N/A
Dec 1952               N/A          N/A                N/A
Dec 1953               N/A          N/A                N/A
Dec 1954               N/A          N/A                N/A
Dec 1955               N/A          N/A                N/A
Dec 1956               N/A          N/A                N/A
Dec 1957               N/A          N/A                N/A
Dec 1958               N/A          N/A                N/A
Dec 1959               N/A          N/A                N/A
Dec 1960               N/A          N/A                N/A
Dec 1961               N/A          N/A                N/A

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                                   MSCI                 MSCI
                      MSCI        WORLD          WORLD TELE-
                     WORLD       HEALTH        COMMUNICATION
                FINANCIALS         CARE             SERVICES
                     INDEX        INDEX                INDEX
-------------------------------------------------------------
Dec 1962               N/A          N/A                  N/A
Dec 1963               N/A          N/A                  N/A
Dec 1964               N/A          N/A                  N/A
Dec 1965               N/A          N/A                  N/A
Dec 1966               N/A          N/A                  N/A
Dec 1967               N/A          N/A                  N/A
Dec 1968               N/A          N/A                  N/A
Dec 1969               N/A          N/A                  N/A
Dec 1970               N/A          N/A                  N/A
Dec 1971               N/A          N/A                  N/A
Dec 1972               N/A          N/A                  N/A
Dec 1973               N/A          N/A                  N/A
Dec 1974               N/A          N/A                  N/A
Dec 1975               N/A          N/A                  N/A
Dec 1976               N/A          N/A                  N/A
Dec 1977               N/A          N/A                  N/A
Dec 1978               N/A          N/A                  N/A
Dec 1979               N/A          N/A                  N/A
Dec 1980               N/A          N/A                  N/A
Dec 1981               N/A          N/A                  N/A
Dec 1982               N/A          N/A                  N/A
Dec 1983               N/A          N/A                  N/A
Dec 1984               N/A          N/A                  N/A
Dec 1985               N/A          N/A                  N/A
Dec 1986               N/A          N/A                  N/A
Dec 1987               N/A          N/A                  N/A
Dec 1988               N/A          N/A                  N/A
Dec 1989               N/A          N/A                  N/A
Dec 1990               N/A          N/A                  N/A
Dec 1991               N/A          N/A                  N/A
Dec 1992               N/A          N/A                  N/A
Dec 1993               N/A          N/A                  N/A
Dec 1994               N/A          N/A                  N/A
Dec 1995               N/A          N/A                  N/A
Dec 1996               N/A          N/A                  N/A
Dec 1997               N/A          N/A                  N/A
Dec 1998               N/A          N/A                  N/A
Dec 1999              8.57       -10.08                44.66
Dec 2000             10.62        26.96               -42.49


Source: Lipper, Inc., Ibbotson Associates and The Wall Street Journal

21.   APPENDIX D - OTHER PIONEER INFORMATION

The Pioneer group of mutual funds was established in 1928 with the creation of Pioneer Fund. Pioneer is one of the oldest and most experienced money managers in the U.S.

As of December 31, 2000, Pioneer and its investment mangement affiliates employed a professional investment staff of approximately 150.


Total assets of all Pioneer's U.S. mutual funds at December 31, 2000, were approximately $21 billion representing 1,345,985 shareholder accounts, including 830,459 non-retirement accounts and 515,526 retirement accounts.

                           PIONEER MONEY MARKET TRUST

                            PART C. OTHER INFORMATION

Item 23.  Exhibits

Amended Form N-1A
Exhibit Reference:

     (a)       1.   Agreement and Declaration of Trust (Delaware Business
                    Trust)(1)
     (a)       1.1  Establishment and Designation of Classes for Pioneer Cash
                    Reserves Fund(2)
     (b)       2.   By-laws (Delaware Business Trust)(1)
     (c)       4.   Specimen Stock Certificate(1)
     (d)       5.   Management Contract between Registrant, on behalf of each
                    series, and Pioneer Investment Management, Inc.(6)
     (e)       6.   Underwriting Agreement between Registrant, on behalf
                    of each series, and Pioneer Funds Distributor, Inc.(6)
     (f)       7.   None
     (g)       8.   Custodian Agreement with Brown Brothers Harriman & Co.(1)
     (h)       9.   Investment Company Service Agreement(6)
     (h)       9.1  Administration Agreement(4)
     (i)       10.  Opinion and Consent of Counsel(5)
     (j)       11.  Consent of Arthur Andersen LLP(6)
     (k)       12.  None
     (l)       13.  Stock Purchase Agreement(1)
     (m)       15.1 Amended Class A Rule 12b-1 Distribution Plan(2)
     (m)       15.2 Amended and Restated Class B Rule 12b-1 Distribution Plan
                    on behalf of Pioneer Cash Reserves Fund(6)
     (m)       15.3 Class C Rule 12b-1 Distribution Plan on behalf of Pioneer
                    Cash Reserves Fund(2)
     (n)       18.  Multiple Class Plan Pursuant to Rule 18f-3 for Pioneer Cash
                    Reserves Fund(2)
     (o)            Not applicable.
     (o)       19.  Code of Ethics.(6)
     N/A       20.  Powers of Attorney(6)


------------------------

(1) Incorporated by reference from the Registrant's Post-Effective Amendment No. 12 to the Registration Statement as filed electronically with the Securities and Exchange Commission ("SEC") on March 29, 1995 (Accession number 0000812195-95-000013).

(2) Incorporated by reference from the Registrant's Post-Effective Amendment No. 13 to the Registration Statement as filed electronically with the SEC on April 29, 1996 (Accession number 0000812195-96-000009).

(3) Incorporated by reference from the Registrant's Post-Effective Amendment No. 16 to the Registration Statement as filed electronically with the SEC on October 30, 1998 (Accession Number 0000812195-98-000010).

(4) Incorporated by reference from the Registrant's Post-Effective Amendment No. 17 to the Registration Statement as filed electronically with the SEC on February 18, 1999 (Accession Number 0000812195-99-000003).

(5) Incorporated by reference from the Registrant's Post-Effective Amendment No. 18 to the Registration Statement as filed electronically with the SEC on April 29, 1999 (Accession Number 0000812195-99-000008).

(6)  Filed herewith.


Item 24.  Persons Controlled by or Under Common Control with the Fund

     None.

Item 25.  Indemnification

        Except for the Agreement and Declaration of Trust, dated March
7, 1995 (the "Declaration"), establishing the Fund as a business trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Fund would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel to Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109
Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

David D. Tripple       Director and Chairman        Executive Vice President and
                                                    Trustee

Steven M. Graziano     Director and President       None

Daniel Dart            Executive Vice President     None

William A. Misata      Senior Vice President        None

Marcy L. Supovitz      Senior Vice President        None

Barry G. Knight        Vice President               None

William H. Spencer IV  Senior Vice President,
                       Divisional Sales Manager     None

Jeffrey H. Saunders,   Senior Vice President,
                       Divisional Sales Manager

Nate Algiere           Senior Vice President,
                       Divisional Sales Manager     None

Sherwood L. Harris     Senior Vice President,
                       Divisional Sales Manager     None

Elizabeth A. Watson    Vice President, Compliance   None

Steven R. Berke        Assistant Vice President,
                       Blue Sky                     None

I-ling Lu              Treasurer                    None

Dorothy E. Bourassa    Clerk                        Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 28. Location of Accounts and Records

         The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 30th day of April 2001.

                                             PIONEER MONEY MARKET TRUST



                                        By:  /s/ David D. Tripple
                                             David D. Tripple
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
/s/ Vincent Nave               Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret BW Graham*                                               )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
/s/ David D. Tripple                                              )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ David D. Tripple                Dated: April 30, 2001)
         David D. Tripple
         Attorney-in-fact

                                  Exhibit Index


Exhibit
Number                     Document Title


 (d)     5.             Management Contract
 (e)     6.             Underwriting Agreement
 (h)     9              Investment Company Service Agreement
 (j)     11.            Consent of Arthur Andersen LLP
 (m)     15.2           Class B Rule 12b-1 Distribution Plan
 (o)     19.            Code of Ethics
         20.            Powers of Attorney